File No. 333-1087
                                                               File No. 811-7547

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                       FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                               -------------- [ ]

                         Post-Effective Amendment No. 6


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 10 [X]

                  VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)
                       VALLEY FORGE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               CNA Plaza, 43 South
                             Chicago, Illinois 60685
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (312) 822-6597


                               Jonathan D. Kantor
                       Valley Forge Life Insurance Company
                               CNA Plaza, 43 South
                                Chicago, IL 60685
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

    [ ] on (date) pursuant to paragraph (b) of Rule 485

    [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

    [ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

  Deferred Variable Annuity Contracts

================================================================================

                             CROSS REFERENCE SHEET
                      Pursuant to Rules 481(a) and 495(a)

Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4

                                     PART A

ITEM OF FORM N-4                                PROSPECTUS CAPTION

1.      Cover Page. . . . . . . . . . . . . .   Cover Page


2.      Definitions . . . . . . . . . . . . .   Glossary


3.      Synopsis. . . . . . . . . . . . . . .   Fee Table; Summary

4.      Condensed Financial
        Information . . . . . . . . . . . . .   Condensed Financial
                                                Information
5.      General Description of Registrant,
        Depositor, and Portfolio Companies


        (a)     Depositor . . . . . . . . . .   VFL

        (b)     Registrant  . . . . . . . . .   The Variable Account

        (c)     Portfolio Company . . . . . .   The Funds

        (d)     Portfolio Company Prospectus.   The Funds

        (e)     Voting Rights . . . . . . . .   Voting Privileges

        (f)     Administrator . . . . . . . .   Administrative Services

6.      Deductions

        (a)     General . . . . . . . . . . .   Contract Charges and Fees;
                                                Summary

        (b)     Sales Load. . . . . . . . . .   Contract Charges and Fees

        (c)     Special Purchase Plan . . . .   Not Applicable

        (d)     Commission  . . . . . . . . .   Distribution of the
                                                Contracts

        (e)     Expenses  . . . . . . . . . .   Contract Charges and Fees

        (f)     Organizational Expenses . . .   Not Applicable


7.      General Description of Variable
        Annuity Contracts

        (a)     Persons With Rights . . . . . . . . . .  Cover Page; Summary;
                                                         Description of the
                                                         Contract; Additional
                                                         Contract Information;
                                                         Selecting an Annuity
                                                         Payment Option

        (b)(i)  Allocation of Purchase
                Payments . . . . . . . . . . . . . . . . Summary; Cancelling the
                                                         Contract; Crediting and
                                                         Allocating Purchase
                                                         Payments


          (ii)  Transfers . . . . . . . . . . . . . . .  Summary; Transfers,
                                                         Annuity Payments


         (iii)  Exchanges . . . . . . . . . . . . . . .  Not Applicable

        (c)     Changes . . . . . . . . . . . . . . . .  The Variable Account;
                                                         Additional Contract
                                                         Information

        (d)     Inquiries . . . . . . . . . . . . . . .  Cover Page; Summary


8.      Annuity Period  . . . . . . . . . . . . . . . .  Summary; Selecting an
                                                         Annuity Payment Option


9.      Death Benefit . . . . . . . . . . . . . . . . .  Death of Owner or
                                                         Annuitant


10.     Purchases and Contract Value

        (a)     Purchases . . . . . . . . . . . . . . .  Summary; Purchasing a
                                                         Contract; Cancelling
                                                         the Contract; Crediting
                                                         and Allocating Purchase
                                                         Payments; Variable
                                                         Contract Value;
                                                         Transfers; Selecting an
                                                         Annuity Payment Option

        (b)     Valuation . . . . . . . . . . . . . . .  Summary; Description of
                                                         the Contract; Contract
                                                         Charges and Fees;
                                                         Selecting an Annuity
                                                         Payment Option

        (c)     Calculations. . . . . . . . . . . . . .  Variable Contract
                                                         Value; Selecting
                                                         an Annuity Payment
                                                         Option


        (d)     Underwriter . . . . . . . . . . . . . .  Distribution of the
                                                         Contracts

11.     Redemptions

        (a)     By Owners . . . . . . . . . . . . . . .  Summary; Withdrawals;
                                                         Surrenders; Selecting
                                                         an Annuity Payment
                                                         Option; Federal Tax
                                                         Considerations
                By Annuitant. . . . . . . . . . . . . .  Not Applicable
        (b)     Texas ORP . . . . . . . . . . . . . . .  Not Applicable


        (c)     Payment Delay . . . . . . . . . . . . .  Payments by VFL


        (d)     Lapse . . . . . . . . . . . . . . . . .  Not Applicable

        (e)     Free Look . . . . . . . . . . . . . . .  Summary; Cancelling the
                                                         Contract

12.     Taxes . . . . . . . . . . . . . . . . . .  Federal Tax Status


13.     Legal Proceedings . . . . . . . . . . . .  Legal Proceedings

14.     Table of Contents for the Statement of
        Additional Information  . . . . . . . . .  Statement of Additional
                                                   Information

                                     PART B

ITEM OF FORM N-4                                   STATEMENT OF ADDITIONAL
                                                   INFORMATION CAPTION

15.     Cover Page. . . . . . . . . . . . . . . .  Cover Page

16.     Table of Contents . . . . . . . . . . . .  Table of Contents

17.     General Information and History . . . . .  VFL
                                                   (Prospectus)

18.     Services

        (a)     Fees and Expenses of
                Registrant  . . . . . . . . . . .  Contract Charges and Fees
                                                   (Prospectus)

        (b)     Management Contracts. . . . . . .  Not Applicable

        (c)     Custodian . . . . . . . . . . . .  Not Applicable
                Accountant  . . . . . . . . . . .  Experts

        (d)     Assets of Registrant. . . . . . .  The Variable Account
                                                   (Prospectus)

        (e)     Affiliated Persons . . . . . . . . Administrative Services
                                                   (Prospectus); Distribution
                                                   of The Contracts
                                                   (Prospectus)

        (f)     Underwriter . . . . . . . . . . .  Distribution of the
                                                   Contract (Prospectus)

19.     Purchase of Securities Being Offered. . .  Summary (Prospectus);
                                                   Purchasing a Contract
                                                   (Prospectus); Distribution
                                                   of the Contracts
                                                   (Prospectus)

20.     Underwriters  . . . . . . . . . . . . . .  Distribution of the
                                                   Contracts (Prospectus)

21.     Calculation of Performance Data . . . . .  Performance Information

22.     Annuity Payments. . . . . . . . . . . . .  Selecting an Annuity
                                                   Payment Option
                                                   (Prospectus)

23.     Financial Statements. . . . . . . . . . .  Financial Statements of
                                                   Valley Forge Life
                                                   Insurance Company



PART C -- OTHER INFORMATION

ITEM OF FORM N-4                                                 PART C CAPTION


24.     Financial Statements and Exhibits. . . . . . . Financial Statements of
                                                       Valley Forge Life
                                                       Insurance Company

25.     Directors and Officers of the
        Depositor  . . . . . . . . . . . . . . . . . . Directors and Officers


26.     Persons Controlled By or Under
        Common Control with the Depositor
        or Registrant. . . . . . . . . . . . . . . . . Persons Controlled By or
                                                       Under Common Control
                                                       with the Depositor or
                                                       Registrant

27.     Number of Contractowners. . . . . . . . . . .  Number of Contractowners

28.     Indemnification . . . . . . . . . . . . . . .  Indemnification

29.     Principal Underwriters. . . . . . . . . . . .  Principal Underwriter

30.     Location of Books and Records . . . . . . . .  Location of Books and
                                                       Records

31.     Management Services . . . . . . . . . . . . .  Management Services

32.     Undertakings. . . . . . . . . . . . . . . . .  Undertakings

                                  PART A

PROSPECTUS

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                     VALLEY FORGE LIFE INSURANCE COMPANY AND
              VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY
                                SEPARATE ACCOUNT

     This prospectus describes a flexible premium deferred variable annuity contract (the "Contract") that Valley Forge Life Insurance Company ("VFL") issues. The Contract may be sold to or used in connection with retirement plans, including plans that qualify for special federal income tax treatment under the Internal Revenue Code.

     You (the Owner) may allocate Net Purchase Payments and Contract values to one or more of the Subaccounts of Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account"), or to the Interest Adjustment Account for one or more guarantee periods, or to both. The 23 Subaccounts of the Variable Account invest their assets in a corresponding investment portfolio (each, a "Fund") of Federated Insurance Series, Variable Insurance Products Fund, Variable Insurance Products Fund II, The Alger American Fund, MFS Variable Insurance Trust, SoGen Variable Funds, Inc., Van Eck Worldwide Insurance Trust, and Janus Aspen Series (you may review a complete list of the Funds on the next page).

     The Contract Value will vary daily as a function of the Subaccounts' investment performance and any interest VFL credits under the Interest Adjustment Account. VFL does not guarantee any minimum Variable Contract value for amounts you allocate to the Variable Account.

     This prospectus sets forth information regarding the Contract, and the Variable Account that you should know before purchasing a Contract. You should read the prospectuses for the Funds, which provide information regarding each Fund's investment objectives and policies, in conjunction with this prospectus. A Statement of Additional Information having the same date as this prospectus and providing additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission (the "SEC"). It is incorporated herein by reference. To obtain a free copy of this document, call or write the Service Center.

     The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC, including VFL. The website address is http://www.sec.gov.

     Please read this prospectus carefully and keep it for future reference. The current prospectuses for the Funds must accompany this prospectus.

     An investment in a Contract is not:

- - a bank deposit or obligation

- - guaranteed or endorsed by any bank

- - insured by the Federal Deposit Insurance Corporation or any other government agency

     An investment in the Contract involves certain risks. You may lose your purchase payments (principal).

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    May 1, 2000


You may choose to invest in the following funds:

- -  Federated High Income Bond Fund II

- -  Federated Prime Money Fund II

- -  Federated Utility Fund II

- -  Asset Manager Portfolio in the Variable Insurance Products Fund II

- -  Contrafund Portfolio in the Variable Insurance Products Fund II

- -  Index 500 Portfolio in the Variable Insurance Products Fund II

- -  Equity-Income Portfolio in the Variable Insurance Products Fund

- -  Alger American Growth Portfolio

- -  Alger American MidCap Growth Portfolio

- -  Alger American Small Capitalization Portfolio

- -  MFS Emerging Growth Series

- -  MFS Growth With Income Series

- -  MFS Research Series

- -  MFS Total Return Series

- -  SoGen Overseas Variable Funds

- -  Van Eck Worldwide Emerging Markets Fund

- -  Van Eck Worldwide Hard Assets Funds

- -  Janus Aspen Capital Appreciation Portfolio

- -  Janus Aspen Growth Portfolio

- -  Janus Aspen Balanced Portfolio

- -  Janus Aspen Flexible Income Portfolio

- -  Janus Aspen International Growth Portfolio

- -  Janus Aspen Worldwide Growth Portfolio


                               TABLE OF CONTENTS



FEE TABLE...................................................
SUMMARY.....................................................
  General Description of the Contract.......................
  Purchasing a Contract.....................................
  Canceling the Contract....................................
  Charges and Fees..........................................
  Transfers.................................................
  Withdrawals...............................................
  Surrenders................................................
VFL, THE VARIABLE ACCOUNT AND THE FUNDS ....................
  VFL.......................................................
  The Variable Account......................................
  The Funds.................................................
DESCRIPTION OF THE CONTRACT.................................
  Purchasing a Contract.....................................
  Canceling the Contract....................................
  Crediting and Allocating Purchase Payments................
  Variable Contract Value...................................
  Transfers.................................................
  Withdrawals...............................................
  Surrenders................................................
  Death of Owner or Annuitant...............................
  Payments by VFL...........................................
  Telephone Transaction Privileges..........................
  Supplemental Riders.......................................
CONTRACT CHARGES AND FEES...................................
  Surrender Charge (Contingent Deferred Sales Charge).......
  Annual Administration Fee.................................
  Transfer Processing Fee...................................
  Taxes on Purchase Payments................................
  Mortality and Expense Risk Charge.........................
  Administration Charge.....................................
  Fund Expenses.............................................
  Possible Charge for VFL's Taxes...........................
SELECTING AN ANNUITY PAYMENT OPTION.........................
  Annuity Date..............................................
  Annuity Payment Dates.....................................
  Election and Changes of Annuity Payment Options...........
  Annuity Payments..........................................
  Annuity Payment Options...................................
ADDITIONAL CONTRACT INFORMATION.............................
  Ownership.................................................
  Changing the Owner or Beneficiary.........................
  Misstatement of Age or Sex................................
  Change of Contract Terms..................................
  Reports to Owners.........................................
  Miscellaneous.............................................
YIELDS AND TOTAL RETURNS....................................


                                        i



FEDERAL TAX STATUS..........................................
  Introduction..............................................
  Tax Status of the Contracts...............................
  The Treatment of Annuities................................
  Taxation of Non-Qualified Contracts.......................
  Taxation of Qualified Plans...............................
  Withholding...............................................
  Possible Changes in Taxation..............................
  Other Tax Consequences....................................
OTHER INFORMATION...........................................
  Distribution of the Contracts.............................
  Voting Privileges.........................................
  Legal Proceedings.........................................
  Company Holidays..........................................
GLOSSARY....................................................
APPENDIX A..................................................
APPENDIX B..................................................



     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                       ii


                                   FEE TABLE

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
Sales load imposed on purchase payments.....................     0%
Maximum Surrender Charge (as a percentage of purchase
  payments surrendered or withdrawn)........................     7%
Transfer Processing Fee (each, after first 12 in a Contract
  Year).....................................................    $25
Annual Administration Fee (waived if Contract Value exceeds
  $50,000)..................................................    $30

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF NET
  ASSETS)
Mortality and Expense Risk Charge...........................  1.25%
Administration Charge.......................................  0.15%
- -------------------------------------------------------------------
Total Variable Account Annual Expenses                        1.40%
===================================================================



ANNUAL FUND EXPENSES

(AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)


- -----------------------------------------------------------------------------------------
                                               MANAGEMENT
                                               (ADVISORY)       OTHER        TOTAL ANNUAL
                                                  FEES         EXPENSES        EXPENSES
- -----------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
  Federated High Income Bond Fund II..........   0.60%          0.18%          0.78%[1]
  Federated Prime Money Fund II...............   0.49%          0.31%          0.80%[1]
  Federated Utility Fund II...................   0.68%          0.25%          0.93%[1]
VARIABLE INSURANCE PRODUCTS FUND (VIP) AND
VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  Fidelity VIP Equity-Income Portfolio........   0.49%          0.09%          0.58%[2]
  Fidelity VIP II Asset Manager Portfolio.....   0.54%          0.10%          0.64%[2]
  Fidelity VIP II Contrafund Portfolio........   0.59%          0.11%          0.70%[2]
  Fidelity VIP II Index 500 Portfolio.........   0.24%          0.11%          0.35%[2]
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio.............   0.75%          0.04%          0.79%
  Alger American MidCap Growth Portfolio......   0.80%          0.04%          0.84%
  Alger American Small Capitalization
     Portfolio................................   0.85%          0.04%          0.89%
MFS VARIABLE INSURANCE TRUST:
  MFS Emerging Growth Series..................   0.75%          0.10%          0.85%[3]
  MFS Growth With Income Series...............   0.75%          0.13%          0.88%[3]
  MFS Research Series.........................   0.75%          0.11%          0.86%[3]
  MFS Total Return Series.....................   0.75%          0.16%          0.91%[3]
SOGEN VARIABLE FUNDS, INC.:
  SoGen Overseas Variable Fund................   0.75%          0.75%          1.50%[4]
VAN ECK WORLDWIDE INSURANCE TRUST:
  Van Eck Worldwide Emerging Markets Fund.....   1.00%          0.50%          1.50%[5]
  Van Eck Worldwide Hard Assets Fund..........   1.00%          0.16%          1.16%[6]
JANUS ASPEN SERIES
  Janus Aspen Capital Appreciation Portfolio..   0.70%          0.22%          0.92%[7]
  Janus Aspen Growth Portfolio................   0.65%          0.03%          0.68%[7]
  Janus Aspen Balanced Portfolio..............   0.72%          0.02%          0.74%
  Janus Aspen Flexible Income Portfolio.......   0.65%          0.08%          0.73%
  Janus Aspen International Growth Portfolio..   0.66%          0.20%          0.86%[7]
  Janus Aspen Worldwide Growth Portfolio......   0.65%          0.07%          0.72%[7]
- -----------------------------------------------------------------------------------------



[1] Federated Advisors has voluntarily agreed to waive a portion of its management fee with respect to these funds. Absent this waiver, the total annual expenses would have been 0.78%, 0.81% and 1.00% for the Federated High Income Bond Fund II, the Federated Prime Money Fund II and the Federated Utility Fund II, respectively.

[2] A portion of the brokerage commissions that these funds pay was used to reduce fund expenses. In addition, these funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been .57%, .63% and .66% for the Equity-Income, Asset Manager and Contrafund portfolios, respectively.



[3] Each of these funds has an expense offset arrangement which reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent, and may enter into such arrangements and directed brokerage arrangements (which would also have the effect of reducing its expenses). Any such fee reductions are not reflected under "Other Expenses".



[4] The annualized ratios of operating expenses to average net assets for the period ended December 31, 1998 would have been 4.98% without the effect of earnings credits, and the investment advisory fee waiver and expense reimbursement provided by the advisor.



[5] For the year ended December 31, 1998, Van Eck Associates Corporation agreed to waive its management fees and assume all expenses of the Fund except interest, taxes, brokerage commissions and extraordinary expenses exceeding 1.5% of average daily net assets. Absent this reimbursement, management fees, other expenses and total annual expenses would have been 1.00%, 0.61%, and 1.61%, respectively.



[6] The fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The fund also has a fee arrangement based on cash balances left on deposit with the custodian, which reduces the fund's operating expenses. Absent these arrangements, management fees, other expenses, and total annual expenses would have been 1.00%, 0.20% and 1.20%, respectively.

[7] Expenses are stated net of contractual waivers and fee reductions by Janus Capital. Absent these waivers, the total annual expenses would have been 0.97%, 0.75%, 0.95% and 0.74% for the Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen International Growth Portfolio, and Janus Aspen Worldwide Growth Portfolio, respectively.

     Taxes on purchase payments, generally ranging from 0% to 3.5% of purchase payments, may be applicable, depending upon the laws of various jurisdictions.

     The above tables are intended to assist the Owner in understanding the costs and expenses that he or she will bear directly or indirectly. The table reflects the anticipated expenses of the Variable Account and reflect the actual expenses for each Fund for the year ended December 31, 1998. For a more complete description of the various costs and expenses, see "CONTRACT CHARGES AND FEES" and the prospectuses for each Fund.


                                        2


EXAMPLES

     If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 purchase payment, assuming a 5% annual rate of return on assets:

- --------------------------------------------------------------------------------------------
                                             ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
- --------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
  Subaccount...............................    $ 96        $134          $164        $262
Federated Prime Money Fund II Subaccount...    $ 96        $134          $165        $264
Federated Utility Fund II Subaccount.......    $ 97        $141          $172        $278
Fidelity VIP Equity-Income Subaccount......    $ 94        $127          $153        $239
Fidelity VIP II Asset Manager Subaccount...    $ 94        $129          $156        $246
Fidelity VIP II Contrafund Subaccount......    $ 95        $130          $157        $249
Fidelity VIP II Index 500 Subaccount.......    $ 91        $120          $141        $215
Alger American Growth Subaccount...........    $ 96        $134          $164        $263
Alger American MidCap Growth Subaccount....    $ 97        $135          $167        $268
Alger American Small Capitalization
  Subaccount...............................    $ 97        $137          $170        $274
MFS Emerging Growth Subaccount.............    $ 97        $136          $168        $269
MFS Growth With Income Subaccount..........    $ 97        $137          $169        $273
MFS Research Subaccount....................    $ 97        $136          $168        $270
MFS Total Return Subaccount................    $ 97        $138          $171        $276
SoGen Overseas Subaccount..................    $103        $156          $201        $336
Van Eck Worldwide Emerging Markets
  Subaccount...............................    $103        $156          $201        $236
Van Eck Worldwide Hard Assets Subaccount...    $100        $146          $184        $302
Janus Aspen Capital Appreciation Subaccount    $ 97        $138
Janus Aspen Growth Subaccount..............    $ 95        $130
Janus Aspen Balanced Subaccount............    $ 95        $132
Janus Aspen Flexible Income Subaccount.....    $ 95        $132
Janus Aspen International Growth Subaccount    $ 97        $136
Janus Aspen Worldwide Growth Subaccount....    $ 95        $132
- --------------------------------------------------------------------------------------------


     If you do not surrender your Contract or if you annuitize, you would pay the following expenses on a $1,000 purchase payment, assuming a 5% annual rate of return on assets:


- --------------------------------------------------------------------------------------------
                                             ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
- --------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
  Subaccount...............................    $ 26        $ 74          $124        $262
Federated Prime Money Fund II Subaccount...    $ 26        $ 74          $125        $264
Federated Utility Fund II Subaccount.......    $ 27        $ 78          $132        $278
Fidelity VIP Equity-Income Subaccount......    $ 24        $ 67          $113        $239
Fidelity VIP II Asset Manager Subaccount...    $ 24        $ 69          $116        $246
Fidelity VIP II Contrafund Subaccount......    $ 25        $ 70          $117        $249
Fidelity VIP II Index 500 Subaccount.......    $ 21        $ 60          $101        $215
Alger American Growth Subaccount...........    $ 26        $ 74          $124        $263
Alger American MidCap Growth Subaccount....    $ 27        $ 75          $127        $268
Alger American Small Capitalization
  Subaccount...............................    $ 27        $ 77          $130        $274
MFS Emerging Growth Subaccount.............    $ 27        $ 76          $128        $269
MFS Growth With Income Subaccount..........    $ 27        $ 77          $129        $273
MFS Research Subaccount....................    $ 27        $ 76          $128        $270
MFS Total Return Subaccount................    $ 27        $ 78          $131        $276
SoGen Overseas Subaccount..................    $ 33        $ 96          $161        $336
Van Eck Worldwide Emerging Markets
  Subaccount...............................    $ 33        $ 96          $161        $336
Van Eck Worldwide Hard Assets Subaccount...    $ 30        $ 86          $144        $302
Janus Aspen Capital Appreciation Subaccount    $ 27        $ 78
Janus Aspen Growth Subaccount..............    $ 25        $ 70
Janus Aspen Balanced Subaccount............    $ 25        $ 72
Janus Aspen Flexible Income Subaccount.....    $ 25        $ 72
Janus Aspen International Growth Subaccount    $ 27        $ 76
Janus Aspen Worldwide Growth Subaccount....    $ 25        $ 72
- --------------------------------------------------------------------------------------------

                                         3

     The examples provided above assume that no transfer processing fees or purchase payment taxes have been assessed. The examples also assume that the annual administration fee is $30 and that the Contract Value per Contract is $10,000, which translates the annual administration fee into an assumed .30% charge (for purposes of the examples) based on a $1,000 investment. Under some fixed annuity options, the surrender charges would not apply.

     THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

                                        4


                                    SUMMARY

GENERAL DESCRIPTION OF THE CONTRACT

     The summary section of this prospectus contains a brief description of the most important parts of the contract. You may find further detail in other sections of this prospectus, the related Statement of Additional Information, the contract, and the prospectuses of the underlying mutual funds. If you need more information, please contact our Service Center at (800)808-4537.

     In many jurisdictions, we issue the contract directly to individuals. In some jurisdictions, however, we may issue only group contracts. We issue group contracts to or on behalf of groups. For example, we may issue a group contract to an employer on behalf of its employees. Individuals who are part of groups for which a contract is issued receive a certificate containing the same provisions as the group contract. Throughout this prospectus, the term "contract" refers to individual contracts, group contracts and certificates for group contracts.

     Under this contract you may:

          - allocate all or a portion of your net purchase payments among several subaccounts of our Valley Forge Life Insurance Company Variable Annuity Separate Account;
          - transfer amounts you have already invested under the contract among the subaccounts;
          - allocate all (or a portion of) your net purchase payments to our Interest Adjustment Account; and
          - transfer amounts you have already invested under the contract to our Interest Adjustment Account.

     The Interest Adjustment Account offers various interest rates and time periods ("guarantee periods") from which to select. VFL has segregated its assets in the Interest Adjustment Account from its general account. The interest rates offered by the Interest Adjustment Account will depend on the time period selected. In certain circumstances, if you withdraw money from the account before the expiration of the time period you may be subject to an interest adjustment. The adjustment may be positive or negative.

     We do not promise that the amount that you invest under this contract will increase in value. You bear the investment risk for all amounts invested under this contract, except for the amounts that you allocate to the Interest Adjustment Account.

     You have a choice of annuity payment options. The beneficiary that you select also may apply any death benefit to certain annuity payment options. You may change your annuity date, within certain limits.

PURCHASING A CONTRACT

     Your initial purchase payment for a contract must be at least $2,000. You may make additional purchase payments of at least $100. We may refuse to accept additional purchase payments at any time for any reason.

     In your application to purchase a contract, you specify the accounts to which you want to allocate your initial purchase payment. Your initial purchase payment may be allocated in any combination among the subaccounts, and the guarantee periods within the Interest Adjustment Account.


     Once you have selected the subaccounts or guarantee periods within the Interest Adjustment Account to which you want to allocate your initial purchase payment, you must then decide the percentage of the purchase payment to be allocated to each selected account. All percentage allocations must be in whole numbers. You must allocate at least:


          - 1% of a purchase payment to any subaccount or to any guarantee period within the Interest Adjustment Account; and

          - $500.00 to any selected guarantee period within the Interest Adjustment Account.

     We will allocate any subsequent purchase payments among the subaccounts and the guarantee periods within the Interest Adjustment Account in accordance with the percentages that you provided to us in your application. If you want to change these percentage allocations, you must let us know, in writing, of such changes.

     You may also change these percentage allocations by telephone, provided you have authorized us to accept such changes in your application, or in another writing.

CANCELING THE CONTRACT

     You may cancel this contract by returning it to us within 10 days after you first receive it or longer where required by law. Once you cancel the contract, we will give you a refund. Your refund will be equal to the sum of the investment values in the Subaccounts and Interest Adjustment Account less certain fees or charges. We will not deduct any mortality risk charge, expense risk charge, or administration charge from your refund.

     Please note, you may live in a state that (1) requires a cancellation period longer than 10 days; and/or (2) requires that we return to you the amount of purchase payments that you made to us (rather than the investment values in the subaccounts and Interest Adjustment Account). If you do live in such a state, we will comply with such state's laws regarding cancellations and refunds. For this purpose, we will allocate your initial purchase payment to a money market account, then at the expiration of the cancellation period, we will add (or subtract) the income earned (or lost) on this investment to your initial purchase payment. We will then allocate the initial purchase payment as you direct in your application.


CHARGES AND FEES

     Once you purchase a contract, your contract value may be decreased by the following charges and fees:

     (1) SURRENDER CHARGE. We will deduct a surrender charge for certain withdrawals if:

          - you withdraw or surrender an amount equal to your purchase payment (as described in the next two paragraphs) before the passage of five full calendar years from the date that we received your purchase payment; or

          - you decide to receive annuity payments during the first full five calendar years from the date we received your purchase payment.

     The surrender charge is 7% of the purchase payment if you surrender or withdraw the purchase payment within two full years after we received it. The surrender charge reduces by 1% each year thereafter for the next three years and is 0% in year six and beyond following receipt of the purchase payment.

     In determining whether you have withdrawn your purchase payment, we assume that when you withdraw amounts under your contract, that:

          - you first withdraw the portion of your contract value that is greater than the sum of your purchase payments; and

          - you withdraw earlier purchases payments before later purchase payments.

     We will not deduct a surrender charge for withdrawals of any amount of your contract value that exceeds the sum of your purchase payments. We will not deduct a surrender charge under certain fixed annuitization options.

     (2) ADMINISTRATION CHARGE. We will deduct a daily charge equal to 0.000411% of the Valley Forge Life Insurance Company Variable Annuity Separate Account's net assets. This daily charge covers a portion of our administration costs. This daily charge is approximately equal to an annual charge of 0.15 %.

     (3) MORTALITY AND EXPENSE RISK CHARGE. We will deduct a daily charge equal to 0.003446% of the Valley Forge Life Insurance Company Variable Annuity Separate Account's net assets. This charge compensates us for assuming certain mortality and expense risks. This daily charge is approximately equal to an annual charge of 1.25%.

     (4) ANNUAL ADMINISTRATION FEE. If your contract value is less than $50,000, we will deduct an annual administration fee of $30.

     (5) TRANSFER PROCESSING FEE. Your first 12 transfers among the subaccounts and/or Interest Adjustment Account are free. We will then deduct $25 for each transfer in excess of the 12 free transfers during a Contract Year.

     (6) TAXES ON PURCHASE PAYMENTS. Generally, you are taxed for income tax purposes on purchase payments, if at all, at the time you begin to receive annuity payments. Any charges for taxes on purchase payments are deducted from your contract value at that time. These taxes range generally between 0% and 3.5% of purchase payments.


     (7) MUTUAL FUND EXPENSES. The mutual funds in which your purchase payments are invested may deduct certain operating fees. Please read the prospectus for each of the mutual funds for details on these expenses and operating fees.

TRANSFERS

     At any time prior to the date you begin to receive annuity payments, you may transfer all or part of a contract value among subaccount(s) or guarantee periods of the Interest Adjustment Account. You may transfer the lesser of $500 or the entire value of the account. On transfers among Subaccounts, the first 12 transfers during each Contract Year are free. VFL assesses a transfer processing fee of $25 for each transfer in excess of 12 during the Contract Year. With the Interest Adjustment Account, you may make up to 4 transfers per Contract Year of all or part of any Guarantee Amount to a Subaccount or a new guarantee period.

WITHDRAWALS

     At any time prior to the date you begin to receive annuity payments, you may (subject to certain restrictions) withdraw part of the contract value. We may deduct certain amounts from your withdrawal, which may include a surrender charge and purchase payment tax charges. Your withdrawals may result in adverse federal income tax consequences, including a 10% penalty tax for distributions taken prior to age 59 1/2, in addition to any income tax that you may owe.

SURRENDERS

     At any time prior to date you begin to receive annuity payments, you may surrender the contract and receive its surrender value. The surrender value is equal to the contract value, less certain charges (including a surrender charge, purchase payment tax charges and administration charges. You may elect to have the surrender value paid in a single sum or under an annuity payment option. Your surrender may result in adverse federal income tax consequences, including a penalty tax, in addition to any income tax that you may owe. The surrender value will be determined as of the date we receive your Written Notice for surrender of this contract at our Service Center.

OTHER INFORMATION

     CONDENSED FINANCIAL INFORMATION. You will find the Variable Account's condensed financial information in Appendix A of this prospectus.



                  THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

VFL


     VFL is a life insurance company organized under the laws of the Commonwealth of Pennsylvania in 1956 and is authorized to transact business in the District of Columbia, Puerto Rico, Guam and all states except New York. VFL's home office is located at 401 Penn St., Reading, Pennsylvania 19601, and its executive office is located at CNA Plaza, Chicago, Illinois 60685. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"), a life insurance company which, as of December 31, 1999, had consolidated assets of approximately $____________. Subject to a reinsurance pooling agreement with Assurance, VFL assumes all insurance risks under the Contracts, and VFL's assets, which as of December 31, 1999 were approximately $_________ , support the benefits under the Contracts.


THE VARIABLE ACCOUNT

     The Variable Account is a separate investment account of VFL established under Pennsylvania law on October 18, 1995. VFL owns the assets of the Variable Account. These assets are held separately from VFL's General Account and its other separate accounts. That portion of the Variable Account's assets that is equal to the reserves and other Contract liabilities of the Variable Account is not chargeable with liabilities arising out of any other business VFL may conduct. If the assets exceed the required reserves and other contract liabilities, VFL may transfer the excess to VFL's General Account. The Variable Account's assets will at all times, equal or exceed the sum of the Subaccount Values of all Contracts funded by the Variable Account.

     The Variable Account is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve any supervision by the SEC of the management of the Variable Account or VFL. The Variable Account also is governed by the laws of Pennsylvania, VFL's state of domicile, and may also be governed by laws of other states in which VFL does business.

     The Variable Account has 23 Subaccounts, each of which invests in shares of a corresponding Fund. Income, gains and losses, realized or unrealized, from assets allocated to a Subaccount are credited to or charged against that Subaccount without regard to other income, gains or losses of VFL.

     CHANGES TO THE VARIABLE ACCOUNT. Where permitted by applicable law, VFL may make the following changes to the Variable Account:

          1. any changes required by the 1940 Act or other applicable law or regulation;

          2. combine separate accounts, including the Variable Account;

          3. add new Subaccounts to or remove existing Subaccounts from the Variable Account or combine Subaccounts;

          4. make Subaccounts (including new Subaccounts) available to such classes of Contracts as VFL may determine;

          5. add new Funds or remove existing Funds;

          6. substitute new Fund(s) for any existing Fund if shares of the Fund are no longer available for investment or if VFL determines that investment in a Fund is no longer appropriate in light of the purposes of the Variable Account;

          7. deregister the Variable Account under the 1940 Act if such registration is no longer required; and

          8. operate the Variable Account as a management investment company under the 1940 Act or as any other form permitted by law.

     No such changes will be made without any necessary approval of the SEC and applicable state insurance departments. Owners will be notified of any changes.

THE FUNDS

     Each Subaccount invests in a corresponding Fund. Each of the Funds is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment adviser. The Funds as well as a brief description of their investment objectives are provided below.

     Certain Funds may have investment objectives and policies similar to other funds that are managed by the same investment advisor or manager. The investment results of the Funds, however, may be higher or lower than those of such other funds. We do not guarantee or make any representation that the investment results of the Funds will be comparable to any other fund, even those with the same investment advisor or manager.

     FEDERATED INSURANCE SERIES

     The Federated High Income Bond Fund II, Federated Prime Money Fund II and Federated Utility Fund II Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of Federated Insurance Series ("IS"). IS issues five "series" or classes of shares, each of which represents an interest in a Fund of IS. Three of these series of shares are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          FEDERATED HIGH INCOME BOND FUND II. This Fund invests primarily in lower-rated fixed-income securities that seek to achieve high current income.

          FEDERATED PRIME MONEY FUND II. This Fund invests in money market instruments maturing in thirteen months or less to achieve current income consistent with stability of principal and liquidity.

          FEDERATED UTILITY FUND II. This Fund invests in equity and debt securities of utility companies to achieve high current income and moderate capital appreciation.

     IS is advised by Federated Advisers.

     VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II

     The Equity-Income Subaccount invests in shares of a corresponding Fund of Variable Insurance Products Fund ("VIP Fund"). VIP Fund issues five "series" or classes of shares, each of which represents an interest in a Fund of VIP Fund. One of these series of shares is available as an investment option under the Contracts. Asset Manager,

Contrafund, and Index 500 Subaccounts each invest in shares of corresponding Funds of Variable Insurance Products Fund II ("VIP Fund II"). VIP Fund II issues five "series" or classes of shares, each of which represents an interest in a Fund of VIP Fund II. Three of these series of shares are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

     ASSET MANAGER PORTFOLIO. This Fund seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

          CONTRAFUND PORTFOLIO. This Fund seeks capital appreciation over the long-term by investing in companies that are undervalued or out-of-favor.

          EQUITY-INCOME PORTFOLIO. This Fund seeks current income by investing primarily in income producing equity securities. In choosing these securities, the Fund also considers the potential for capital appreciation.

          INDEX  500  PORTFOLIO.   This  Fund  seeks  investment   results  that
     correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Index of 500 Common Stocks.

          VIP Fund and VIP Fund II are each advised by Fidelity Management & Research Company.

     THE ALGER AMERICAN FUND

     Alger American Growth, Alger American MidCap Growth and Alger American Small Capitalization Subaccounts each invest in shares of corresponding Funds of The Alger American Fund ("AAF"). AAF issues six "series" or classes of shares, each of which represents an interest in a Fund of AAF. Three of these series of shares are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          ALGER AMERICAN GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization between $750 million and $3.5 billion.

          ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO. This Fund seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of less than $1 billion.

     AAF is advised by Fred Alger Management, Inc.

     MFS VARIABLE INSURANCE TRUST

     The MFS Emerging Growth, MFS Growth with Income, MFS Research and MFS Total Return Subaccounts each invest in shares of corresponding Funds of MFS Variable Insurance Trust ("MFSVIT"). MFSVIT issues 12 "series" or classes of shares, each of which represents an interest in a Fund of MFSVIT. Four of these series of shares are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          MFS EMERGING GROWTH SERIES. This Fund seeks to obtain long-term growth of capital by investing primarily in common stocks of small and medium-sized companies that are early in their life cycle but which have the potential to become major enterprises.

          MFS GROWTH WITH INCOME SERIES. This Fund seeks to provide reasonable current income and long-term growth of capital and income.

          MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income.

          MFS TOTAL RETURN SERIES. This Fund seeks primarily to provide above-average income consistent with prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

     MFSVIT is advised by Massachusetts Financial Services Company.

     SOGEN VARIABLE FUNDS, INC.

     The SoGen Overseas Subaccount invests in shares of a corresponding Fund of SoGen Variable Funds, Inc. ("SGVF"). SGVF issues one "series" or class of shares which represents an interest in a Fund of SGVF. This series of shares is available as an investment option under the Contract. The investment objective of this Fund is set forth below.

          SOGEN OVERSEAS VARIABLE FUND. This Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies.

     SGVF is advised by Societe Generale Asset Management Corp.

     VAN ECK WORLDWIDE INSURANCE TRUST

     The Worldwide Emerging Markets and Worldwide Hard Assets Subaccounts each invest in shares of corresponding Funds of Van Eck Worldwide Insurance Trust ("VEWIT"). VEWIT issues five "series" or classes of shares, each of which represents an interest in a Fund of VEWIT. Two of these series of shares are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          WORLDWIDE EMERGING MARKETS FUND. This Fund seeks capital appreciation by investing primarily in equity securities in emerging markets around the world.

          WORLDWIDE HARD ASSETS FUND. This Fund seeks long-term capital appreciation by investing globally, primarily in securities of companies engaged directly or indirectly in the exploration, development, production and distribution of one or more of the following sectors: precious metals, ferrous and non-ferrous metals, oil and gas, forest products, real estate and other basic non-agricultural commodities.

     VEWIT is advised by Van Eck Associates Corporation.

     JANUS ASPEN SERIES

     The Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Balanced, Janus Aspen Flexible Income, Janus Aspen International Growth and Janus Aspen Worldwide Growth Subaccounts each invest in shares of corresponding Funds (i.e., "investment portfolios") of Janus Aspen Series ("JAS"). JAS issues 11 "series" or classes of shares, each of which represents an interest in a Fund of JAS. Six of these series of shares are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO. This Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential.

          JANUS ASPEN GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential.

          JANUS ASPEN BALANCED PORTFOLIO. This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

          JANUS ASPEN FLEXIBLE INCOME PORTFOLIO. This Fund seeks to obtain maximum total return, consistent with preservation of capital by investing primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock.

          JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO. This Fund seeks long-term growth of capital by normally investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States.

          JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world.


NO ONE CAN ASSURE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES AND POLICIES.

     More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectus for each Fund which accompanies this prospectus and the current statement of additional information for the Funds. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Purchase Payments or transfers among the Subaccounts.

     Please note that not all of the Funds described in the prospectuses for the Funds are available with the Contract. Moreover, VFL cannot guarantee that each Fund will always be available for its variable annuity contracts, but in the event that a Fund is not available, VFL will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge.

     VFL has entered into agreements with the investment advisers of several of the Funds pursuant to which each such investment adviser pays VFL a servicing fee based upon an annual percentage of the average aggregate net assets invested by VFL on behalf of the Variable Account. These agreements reflect administrative services provided to the Funds by VFL. Payments of such amounts by an adviser do not increase the fees paid by the Funds or their shareholders.

     Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with VFL or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold directly to certain qualified pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, VFL will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.


                          DESCRIPTION OF THE CONTRACT

PURCHASING A CONTRACT

     A prospective Owner may purchase a Contract by submitting an application through a licensed agent of VFL who is also a representative of a broker-dealer having a selling agreement with CNA Investor Services, Inc. ("CNA/ISI") or appointed directly with CNA/ISI, the principal underwriter for the Contracts. The maximum Age on the Contract Effective Date for Annuitants is 85. An initial purchase payment must be delivered to the Service Center along with the Owner's application. The minimum initial purchase payment is $2,000. The minimum additional purchase payment VFL will accept is $100. Unless VFL gives its prior approval, it will not accept an initial purchase payment in excess of $500,000 and reserves the right not to accept any purchase payment for any reason. VFL will send Owners a confirmation notice upon receipt and acceptance of the Owner's purchase payment.

CANCELING THE CONTRACT

     Owners may cancel the Contract during the Cancellation Period, which is the 10-day period after an Owner receives the Contract. Some states may require a longer Cancellation Period. To cancel the Contract, the Owner must mail or deliver the Contract to the Service Center or to the agent who sold it. VFL will refund the Contract Value plus any fees or charges deducted except for the mortality and expense risk charge and the administration charge. If the Owner purchased a Contract in a state that requires the return of purchase payments during the Cancellation Period and the Owner chooses to exercise the cancellation right, then VFL will return the purchase payments.

CREDITING AND ALLOCATING PURCHASE PAYMENTS

     If the application for a Contract is properly completed and is accompanied by all the information necessary to process it (including payment of the initial purchase payment) VFL will allocate the initial Purchase Payment then as designated by the Owner to one or more of the Subaccounts or the Interest Adjustment Account within two business days of receipt of such Purchase Payment by VFL at its Service Center. If the application is not properly completed, VFL reserves the right to retain the Purchase Payment for up to five business days while it attempts to complete the application. If the application cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the initial Purchase Payment will be returned immediately unless the applicant specifically consents to VFL retaining the initial Purchase Payment until the application is made complete. The initial Purchase Payment will then be credited within two business days after receipt of a properly completed application. VFL will credit additional Purchase Payments that are accepted by VFL as of the end of the Valuation Period during which the Payment was received at the Service Center.

     The initial Purchase Payment is allocated among the Subaccounts and the Interest Adjustment Account as specified on the application, unless the Contract is issued in a state that requires the return of purchase payments during the Cancellation Period. In those states, any portion of the initial Purchase Payment allocated to the Interest Adjustment Account will be allocated to that option upon receipt; and any portion of the initial Purchase Payment allocated to the Subaccounts will be allocated to the Money Market Subaccount for a period equal to the number of days in the Cancellation Period. At the expiration of this period, such portion of the Purchase Payment, as adjusted to reflect the investment performance of the Money Market Subaccount during this period, is then allocated to the Subaccounts as described above.

     Owners may allocate Purchase Payments among any or all Subaccounts or guarantee periods available. If an Owner elects to invest in a particular Subaccount or guarantee period, at least 1% of the Purchase Payment must be allocated to that Subaccount or guarantee period. All percentage allocations must be in whole numbers. The minimum amount that may be allocated to any guarantee period is $500. VFL allocates any additional Purchase Payments among the Subaccounts and the Interest Adjustment Account in accordance with the allocation schedule in effect when such Purchase Payment is received at the Service Center unless it is accompanied by Written Notice directing a different allocation.

VARIABLE CONTRACT VALUE

     SUBACCOUNT VALUE. The Variable Contract Value is the sum of all Subaccount Values and therefore reflects the investment experience of the Subaccounts to which it is allocated. The Subaccount Value for any Subaccount as of the Contract Effective Date is equal to the amount of the initial Purchase Payment allocated to that Subaccount. On subsequent Valuation Days prior to the Annuity Date, the Subaccount Value is equal to that part of any Purchase Payment allocated to the Subaccount and any amount transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable

                                       17


surrender charges and any applicable purchase payment tax charge) and any amounts transferred out of that Subaccount.

     ACCUMULATION UNITS. Net Purchase Payments allocated to a Subaccount or amounts of Contract Value transferred to a Subaccount are converted into Accumulation Units. For any Contract, the number of Accumulation Units credited to a Subaccount is determined by dividing the dollar amount directed to the Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day on which the Purchase Payment or transferred amount is invested in the Subaccount. Therefore, Purchase Payments allocated to or amounts transferred to a Subaccount under a Contract increase the number of Accumulation Units of that Subaccount credited to the Contract.

     The  Accumulation  Unit  value  for each  Subaccount  was  arbitrarily  set initially at $10 when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below. The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Subaccount by the Accumulation Unit value for that Subaccount.

     Decreases in Subaccount Value under a Contract are effected by the cancellation of Accumulation Units of a Subaccount. Therefore, surrenders, withdrawals, transfers out of a Subaccount, payment of a death benefit, the application of Variable Contract Value to an Annuity Payment Option on the Annuity Date, and the deduction of the annual administration fee all result in the cancellation of an appropriate number of Accumulation Units of one or more Subaccounts. Accumulation Units are canceled as of the end of the Valuation Period in which VFL received Written Notice regarding the event.

     The  Accumulation  Unit  value  for each  Subaccount  was  arbitrarily  set
initially  at  $10  when  the  Subaccount  began  operations.   Thereafter,  the
Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the Net Investment Factor (described below). The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Subaccount by the Accumulation Unit value for that Subaccount.

     THE NET INVESTMENT FACTOR. The Net Investment Factor is an index applied to measure the investment performance of a Subaccount from one Valuation Period to the next. For each Subaccount, the Net Investment Factor reflects the investment experience of the Fund in which that Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. The Net Investment Factor is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

          (1)  is the result of:

               a. the Net Asset Value Per Share of the Fund held in the Subaccount, determined at the end of the current Valuation Period; plus

               b. the per share amount of any dividend or capital gain distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

               c. a per share charge or credit for any taxes reserved for, which is determined by VFL to have resulted from the operations of the Subaccount.

          (2) is the Net Asset Value Per Share of the Fund held in the Subaccount, determined at the end of the last prior Valuation Period.

          (3) is a daily factor representing the mortality and expense risk charge and the administration charge deducted from the
               Subaccount, adjusted for the number of days in the Valuation Period.



TRANSFERS

     GENERAL. Prior to the Annuity Date and after the Cancellation Period, an Owner may transfer (by Written Notice) all or part of any Subaccount Value to another Subaccount(s) (subject to its availability) or to one or more available guarantee periods, or transfer all or part of any Guarantee Amount to any Subaccount(s) (subject to its availability) or to one or more available guarantee periods, subject to the following restrictions. The minimum transfer amount is $500 or the entire Subaccount Value or Guarantee Amount, if less. The minimum Subaccount Value or Guarantee Amount that may remain following a transfer is $500. A transfer request that would reduce any Subaccount Value or Guarantee Amount below $500 is treated as a transfer request for the entire Subaccount Value or Guarantee Amount. Only four transfers may be made each Contract Year from all or part of any Guarantee Amount. The first 12 transfers during each Contract Year are free. VFL assesses a transfer processing fee of $25 for each transfer in excess of 12 during a Contract Year. The transfer processing fee is deducted from the amount being transferred. Each Written Notice of transfer is considered one transfer regardless of how many Subaccounts or guarantee periods are affected by the transfer.

     DOLLAR-COST  AVERAGING  FACILITY.  If elected in the  application or at any time thereafter prior to the Annuity Date by Written Notice, an Owner may systematically transfer (on a monthly, quarterly, semi-annual or annual basis) specified dollar amounts from the Money Market Subaccount to other Subaccounts. Dollar cost averaging begins on the first available transfer date after our Service Center receives your request. This is known as the "dollar-cost averaging" method of investment. The fixed-dollar amount purchases more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of Units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

     Owners may only elect to use the dollar-cost averaging facility if their Money Market Subaccount Value is at least $1,000 at the time of the election. The minimum transfer amount under the facility is $100 per month (or the equivalent). If dollar-cost averaging transfers are to be made to more than one Subaccount, then the Owner must indicate the dollar amount of the transfer to be made to each. At least $50 must be designated to each Subaccount.

     Transfers under the dollar-cost averaging facility are made as of the same calendar day each month. If this calendar day is not a Valuation Day, transfers are made as of the next Valuation Day. Once elected, transfers under the dollar-cost averaging facility continue until the Money Market Subaccount Value is depleted, the Annuity Date occurs or until the Owner cancels the election by Written Notice at least seven days in advance of the next transfer date. Alternatively, Owners may specify in advance a date for transfers under the facility to cease. There is no additional charge for using the dollar-cost averaging facility. Transfers under the facility do not count towards the 12 transfers permitted without a transfer processing fee in any Contract Year. VFL reserves the right to discontinue offering the dollar-cost averaging facility at any time and for any reason or to change its features.

     GUARANTEED DOLLAR-COST AVERAGING FACILITY. If elected in the application, an Owner may use the dollar-cost averaging facility to systematically transfer specified dollar amounts (on a monthly or quarterly basis) from a Guarantee Amount under the Interest Adjustment Account. For this purpose, VFL may, from time to time, offer a special one-year or six-month guarantee period designed for use with the dollar-cost averaging facility. When available, an Owner may allocate all or part of the initial purchase payment to a special guarantee period. These special guarantee periods are not available for subsequent purchase payments or transfers of Contract Value. The minimum dollar amount that may be transferred from a Guarantee Amount using the dollar-cost averaging facility is that amount which results in the entire Guarantee Amount being transferred to one or more Subaccounts by the end of the special guarantee period and in no case shall be less than $5,000. Once elected, transfers from a Guarantee Amount under the facility do not cease until the Guarantee Amount is depleted. No interest adjustment applies to transfers described in this paragraph. All other requirements applicable to dollar-cost averaging transfers from the Money Market Subaccount apply to transfers described in this paragraph.

     AUTOMATIC SUBACCOUNT VALUE REBALANCING. If elected in the application or requested by Written Notice at any time thereafter prior to the Annuity Date, an Owner may instruct VFL to automatically transfer (on a quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among such Subaccounts ("automatic Subaccount Value rebalancing"). Such percentage allocations must be in whole numbers. Once elected, automatic Subaccount Value rebalancing begins on the first Valuation Day of the next calendar quarter or other period (or, if later, the next calendar quarter or other period after the expiration of the Cancellation Period).

     Owners may stop automatic Subaccount Value rebalancing at any time by Written Notice at least seven calendar days before the first Valuation Day in a new period. Owners may specify allocations between and among as many Subaccounts as are available at the time automatic Subaccount Value rebalancing is elected. Once automatic Subaccount Value rebalancing has been elected, any subsequent allocation instructions that differ from the then-current rebalancing allocation instructions are treated as a request to change the automatic Subaccount Value rebalancing allocation. Owners may change automatic Subaccount Value rebalancing allocations at any time. Allocation changes will take effect as of the Valuation Day that instructions are received at the Service Center. Once automatic Subaccount Value rebalancing is in effect, an Owner may only transfer Subaccount Value among or between Subaccounts by changing the automatic Subaccount Value rebalancing allocation instructions. Changes to automatic Subaccount Value rebalancing must be made by Written Notice.

     There is no additional charge for automatic Subaccount Value rebalancing and rebalancing transfers do not count as one the 12 transfers available without a transfer processing fee during any Contract Year. If automatic Subaccount Value rebalancing is elected at the same time as the dollar-cost averaging facility or when the dollar-cost averaging facility is being utilized, automatic Subaccount Value rebalancing will be postponed until the first Valuation Day in the calendar quarter or other period following the termination of dollar-cost averaging facility. VFL reserves the right to discontinue offering automatic Subaccount Value rebalancing at any time for any reason or to change its features.

WITHDRAWALS

     GENERAL. Prior to the Annuity Date and after the Cancellation Period, an Owner may withdraw part of the Surrender Value, subject to certain limitations. Each withdrawal must be requested by Written Notice. The minimum withdrawal amount is $500. The maximum withdrawal is the amount that would leave a minimum Surrender Value of $1,000. A withdrawal request that would reduce any Subaccount Value or Guarantee Amount below $500 will be treated as a request for a withdrawal of all of that Subaccount Value or Guarantee Amount.

     VFL withdraws the amount requested from the Contract Value as of the day that VFL receives an Owner's Written Notice, and sends the Owner that amount. VFL will then deduct any applicable surrender charge and any applicable purchase payment tax charge from the remaining Contract Value.

     A Written Notice of withdrawal must specify the amount to be withdrawn from each Subaccount or Guarantee Amount. If the Written Notice does not specify this information, or if any Subaccount Value or Guarantee Amount is inadequate to comply with the request, VFL will make the withdrawal based on the proportion that each Subaccount Value and each Guarantee Amount bears to the Contract Value as of the day of the withdrawal.

     SYSTEMATIC WITHDRAWALS. If elected in the application or requested at any time thereafter prior to the Annuity Date by Written Notice, an Owner may elect to receive periodic withdrawals under VFL's systematic withdrawal plan, free of any surrender charges. Under the systematic withdrawal plan, VFL will make withdrawals (on a monthly, quarterly, semi-annual or annual basis) from Subaccounts specified by the Owner. Withdrawals will begin one frequency period after the request is received at our Service Center. Systematic withdrawals must be at least $100 each and may only be made from Variable Contract Value.
Withdrawals under the systematic withdrawal plan may only be made from Subaccounts having $1,000 or more of Subaccount Value at the time of election. The systematic withdrawal plan is not available to Owners using the dollar-cost averaging facility or automatic Subaccount Value rebalancing.

     VFL makes systematic withdrawals on the following basis: (1) as a specified dollar amount, or (2) as a specified whole percent of Subaccount Value.

     Participation in the systematic withdrawal plan terminates on the earliest of the following events: (1) the Subaccount Value from which withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, or (3) the Owner requests that his or her participation in the plan cease. Systematic withdrawals being made in order to meet the required minimum distribution under the Code or to make substantially equal payments as required under the Code will continue even though a surrender charge is deducted.

     TAX CONSEQUENCES OF WITHDRAWALS. Consult your tax adviser regarding the tax consequences associated with making withdrawals. A withdrawal made before the taxpayer reaches Age 59 1/2, including systematic withdrawals, may result in imposition of a penalty tax of 10% of the taxable portion withdrawn. See "FEDERAL TAX STATUS" for more details.

SURRENDERS

     An Owner may surrender the Contract for its Surrender Value at any time prior to the Annuity Date. A Contract's Surrender Value fluctuates daily as a function of the investment experience of the Subaccounts in which an Owner is invested. VFL does not guarantee any minimum Surrender Value for amounts invested in the Subaccounts.

     An Owner may elect to have the Surrender Value paid in a single sum or under an Annuity Payment Option. The Surrender Value will be determined as of the date VFL receives the Written Notice for surrender and the Contract at the Service Center.

     Consult your tax adviser regarding the tax consequences of a Surrender. A Surrender made before age 59 1/2 may result in the imposition of a penalty tax of 10% of the taxable portion of the Surrender Value. See "FEDERAL TAX STATUS" for more details.

DEATH OF OWNER OR ANNUITANT

     DEATH BENEFITS ON OR AFTER THE ANNUITY DATE. If an Owner dies on or after the Annuity Date, any surviving joint Owner becomes the sole Owner. If there is no surviving Owner, any successor Owner becomes the new Owner. If there is no surviving or successor Owner, the Payee becomes the new Owner. If an Annuitant or an Owner dies on or after the Annuity Date, the remaining undistributed portion, if any, of the Contract Value will be distributed at least as rapidly as under the method of distribution being used as of the date of such death. Under some Annuity Payment Options, there will be no death benefit.

     DEATH BENEFITS WHEN THE OWNER DIES BEFORE THE ANNUITY DATE. If any Owner dies prior to the Annuity Date, any surviving joint Owner becomes the new sole Owner. If there is no surviving joint Owner, any successor Owner becomes the new Owner and if there is no successor Owner the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of the Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants, in which event the surviving Annuitant becomes the new Owner.

     The following options are available to new Owners:

          1. to receive the Adjusted Contract Value in a single lump sum within five years of the deceased Owner's death; or

          2. elect to receive the Adjusted Contract Value paid out under an Annuity Payment Option provided that: (a) Annuity Payments begin within one year of the deceased Owner's death, and (b) Annuity Payments are made in substantially equal installments over the life of the new Owner or over a period not greater than the life expectancy of the new Owner; or

          3. if the new Owner is the spouse of the deceased Owner, he or she may by Written Notice within one year of the Owner's death, elect to continue the Contract as the new Owner. If the spouse so elects, all of his or her rights as a Beneficiary cease and if the deceased Owner was also the sole Annuitant and appointed no Contingent Annuitant, he or she will become the Annuitant. The spouse will be deemed to have made the election to continue the Contract if he or she makes no election before the expiration of the one year period or if he or she makes any purchase payments under the Contract.

     With regard to new Owners who are not the spouse of the deceased Owner: (a) 1 and 2 apply even if the Annuitant or Contingent Annuitant is alive at the time of the deceased Owner's death, (b) if the new Owner is not a natural person, only option 1 is available, (c) if no election is made within one year of the deceased Owner's death, option 1 is deemed to have been elected.

     Adjusted Contract Value is computed as of the date that VFL receives Due Proof of Death of the Owner. Payments under this provision are in full settlement of all of VFL's liability under the Contract.

     DEATH BENEFITS WHEN THE ANNUITANT DIES BEFORE THE ANNUITY DATE. If the Annuitant dies before the Annuity Date while the Owner is still living, any Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Date and no Contingent Annuitant has been named, VFL will pay the death benefit described below to the Beneficiary. If there is no surviving Beneficiary, VFL will pay the death benefit to any Contingent Beneficiary. If there is no surviving Contingent Beneficiary, VFL will immediately pay the death benefit to the Owner's estate in a lump sum.

     If the Annuitant who is also an Owner dies or if the Annuitant dies and the Owner is not a natural person, a Beneficiary (or a Contingent Beneficiary):

          1. will receive the death benefit in a single lump sum within 5 years of the deceased Annuitant's death; or

          2. may elect to receive the death benefit paid out under an Annuity Payment Option provided that: (a) Annuity Payments begin within 1 year of the deceased Annuitant's death, and (b) Annuity Payments are made in substantially equal installments over the life of the Beneficiary or over a period not greater than the life expectancy of the Beneficiary; or

          3. if the Beneficiary is the spouse of the deceased Annuitant, he or she may by Written Notice within one year of the Annuitant's death, elect to continue the Contract as the new Owner. If the spouse so elects, all his or her rights as a Beneficiary cease and if the deceased Annuitant was also the sole Annuitant and appointed no Contingent Annuitant, he or she will become the Annuitant. The spouse will be deemed to have made the election to continue the Contract if he or she makes no election before the expiration of the one year period or if he or she makes any purchase payments under the Contract.

     THE DEATH BENEFIT. The death benefit is an amount equal to the greatest of:

          1. aggregate purchase payments made less any withdrawals as of the date that VFL receives Due Proof of Death of the Annuitant; or

          2. the Contract Value as of the date that VFL receives Due Proof of Death of the Annuitant; or

          3. the minimum death benefit described below;

less any applicable purchase payment tax charge on the date that the death benefit is paid.

     The minimum death benefit is the death benefit floor amount as of the date of the Annuitant's death (a) adjusted, for each withdrawal made since the most recent reset of the death benefit floor amount, multiplying that amount by the product of all ratios of the Contract Value immediately after a withdrawal to the Contract Value immediately before such withdrawal (b) plus any purchase payments made since the most recent reset of the death benefit floor amount.

     The death benefit floor amount is the largest Contract Value attained on any prior Contract Anniversary prior to the Annuitant's Age 81. Therefore, the death benefit floor amount is reset when, on a Contract Anniversary, Contract Value exceeds the current death benefit floor amount.

     Examples of the computation of the death benefit are shown in Appendix B.

PAYMENTS BY VFL

     VFL generally makes payments of withdrawals, surrenders, death benefits, or any Annuity Payments within seven days of receipt of all applicable Written Notices and/or Due Proofs of Death. However, VFL may postpone such payments for any of the following reasons:

          1. when the New York Stock Exchange ("NYSE") is closed for trading other than customary holiday or weekend closing, or trading on the NYSE is restricted, as determined by the SEC; or

          2. when the SEC by order permits a postponement for the protection of Owners; or

          3. when the SEC  determines  that an emergency  exists that would make
     the  disposal  of   securities   held  in  the  Variable   Account  or  the
     determination of their value not reasonably practicable.

     If a recent check or draft has been submitted, VFL has the right to defer payment of surrenders, withdrawals, death benefits or Annuity Payments until the check or draft has been honored.

     VFL may defer payment of any withdrawal, surrender or transfer of the Interest Adjustment Account up to six months after it receives an Owner's Written Notice. VFL pays interest on the amount of any payment that is deferred. The interest will accrue from the date that payment becomes payable to the date of payment, but not for more than one year, at an annual rate of 3%, or the rate and time required by law.

TELEPHONE TRANSACTION PRIVILEGES

     An Owner may make transfers or change allocation instructions by telephoning the Service Center. An Owner may authorize his agent or representative to make such transfer by completing a form provided by VFL. A telephone authorization form received by VFL at the Service Center is valid until it is rescinded or revoked by Written Notice or until a subsequently dated form signed by the Owner is received at the Service Center. VFL will send Owners a written confirmation of all transfers and allocation changes made pursuant to telephone instructions.

     The Service Center requires a form of personal identification prior to acting on instructions received by telephone and also may tape record instructions received by phone. If VFL follows these procedures, it is not liable for any losses due to unauthorized or fraudulent transactions. VFL reserves the right to suspend telephone transaction privileges at any time for any reason.

SUPPLEMENTAL RIDERS

     The following rider is available and may be added to a Contract.

     INTEREST ADJUSTMENT ACCOUNT FOR SYSTEMATIC TRANSFERS RIDER. This rider allows you to systematically transfer specified dollar amounts of your initial purchase payment (on a monthly or quarterly basis) from a guarantee period of the Interest Adjustment Account. You may allocate all or part of the initial purchase payment to a special guarantee period. This special guarantee period is not available for subsequent purchase payments or Contract Value. There is no cost associated with this rider.

                           CONTRACT CHARGES AND FEES

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     GENERAL. No sales charge is deducted from purchase payments at the time that such payments are made. However, within certain time limits described below, a surrender charge is deducted upon any withdrawal, surrender or annuitization. A surrender charge is assessed on Cash Value applied to an Annuity Payment Option during the first five Contract Years. The surrender charge is waived if annuitization occurs during Contract Years 2 to 5 and you select annuitization Option 4, 5, or 6. No surrender charge is assessed on Contract Value applied to an Annuity Payment Option after the fifth Contract Year. If on the Annuity Date, however, the Payee elects (or the Owner previously elected) to receive a lump sum, this sum will equal the Surrender Value on such date.

     In the event that surrender charges are not sufficient to cover sales expenses, such expenses will be borne by VFL. Conversely, if the revenue from such charges exceeds such expenses, the excess of revenues from such charges over expenses will be retained by VFL. VFL does not currently believe that the surrender charges deducted will cover the expected costs of distributing the Contracts. Any shortfall will be made up from VFL's general assets, which may include amounts derived from the mortality and expense risk charge.

     CHARGE FOR SURRENDER OR WITHDRAWALS. The surrender charge is equal to the percentage of each purchase payment surrendered or withdrawn (or applied to an Annuity Payment Option during the first five Contract Years) as shown in the table below. The surrender charge is separately calculated and applied to each purchase payment at the time that the purchase payment is surrendered or withdrawn. No surrender charge applies to the Contract Value in excess of aggregate purchase payments (less prior withdrawals of the payments). The surrender charge is calculated using the assumption that purchase payments are surrendered Contract Value in excess of aggregate purchase payments (less prior withdrawals of purchase payments) is surrendered or withdrawn before any purchase payments and that purchase payments are withdrawn on a first-in-first-out basis. Notwithstanding the foregoing, in each Contract Year after the first Contract Year (or the first Contract Year if systematic withdrawals are in effect), you may withdraw an amount equal to the Free Partial Withdrawal percentage times the Free Partial Withdrawal Basis, without incurring surrender charges.

- -----------------------------------------------------------------------------------------------------------------
                                                                                 SURRENDER CHARGE
                             NUMBER OF FULL YEARS                                 AS A PERCENTAGE
                            ELAPSED BETWEEN DATE OF                                 OF PURCHASE
                          RECEIPT OF PURCHASE PAYMENT                            PAYMENT WITHDRAWN
                      AND DATE OF SURRENDER OF WITHDRAWAL                         OR SURRENDERED
- -----------------------------------------------------------------------------------------------------------------
                                       1                                                7%
                                       2                                                7%
                                       3                                                6%
                                       4                                                5%
                                       5                                                4%
                                       6+                                               0%
- -----------------------------------------------------------------------------------------------------------------


     WITHDRAWALS. With regard to all withdrawals, VFL withdraws the amount requested from the Contract Value as of the day that it receives the Written Notice regarding the withdrawal and sends the Owner that amount. VFL then deducts any surrender charge and any applicable purchase payment tax charge from the remaining Contract Value. The Written Notice must specify the amount to be withdrawn from each Subaccount or Guarantee Amount. If the Written Notice does not specify this information, or any Subaccount Value or Guarantee Amount is inadequate to comply with your request, VFL will make the withdrawal based on the proportion that each Subaccount Value and each Guarantee Amount bears to the Contract Value as of the day of the withdrawal.

     AMOUNTS NOT SUBJECT TO A SURRENDER CHARGE. Each Contract Year after the first Contract Year (or the first Contract Year if systematic withdrawals are in effect), an Owner may withdraw an amount equal to 15% of the greater of: (1) aggregate purchase payments (less prior withdrawals of purchase payments) as of the first Valuation Day of that Contract Year, or (2) Contract Value as of the day Written Request for the withdrawal is received, without incurring surrender charge. VFL reserves the right to limit the number of such "free" withdrawals in any Contract Year. Owners may carry over to subsequent Contract Years, any unused "free" withdrawal percentages. For example, if 10% of either aggregate purchase payments (less prior withdrawals of purchase payments) or Contract Value is withdrawn in a Contract Year, then in the next Contract Year, the Owner may withdraw an amount equal to 20% (5% unused from the previous Contract Year plus 15% withdrawal percentage for the current Contract Year) of the greater of:
(1) aggregate purchase payments (less prior withdrawals of purchase payments) as of the first Valuation Day of that Contract Year, or (2) Contract Value as of the day Written Request for the withdrawal is received, without incurring surrender charge. However, the maximum amount of "free" withdrawals in any Contract Year is 30% of the greater of (1) or (2) as defined above.

     WAIVER OF SURRENDER CHARGE. VFL will waive the surrender charge in the event that the Owner: (1) enters an "eligible nursing home," as defined in the Contract, for a period of at least 90 days, (2) is diagnosed as having a "terminal medical condition," as defined in the Contract, or (3) is less than age 65 and sustains a "permanent and total disability," as defined in the Contract. VFL reserves the right to require written proof of terminal medical condition or permanent and total disability satisfactory to it and to require an examination by a licensed physician of its choice. The surrender charge waiver is not available in all states due to applicable insurance laws in effect in various states.

ANNUAL ADMINISTRATION FEE

     An annual administration fee is deducted as of each Contract Anniversary for the prior Contract Year. VFL also deducts this fee for the current Contract Year when determining the Surrender Value prior to the end of a Contract Year and on the Annuity Date. If Contract Value is $50,000 or less at the time of the fee deduction, then the annual administration fee is $30. The fee is zero for Contracts where the Contract Value exceeds $50,000 at the time the fee would be deducted. This fee is to cover a portion of VFL's administrative expenses related to the Contracts. VFL does not expect to make a profit from this fee.

     The annual administration fee is assessed against Subaccount Values and Guarantee Amounts based on the proportion that each bears to the Contract Value. Where the fee is deducted from Subaccount Values, VFL will cancel an appropriate number of Accumulation Units. Where the fee is obtained from a Guarantee Amount, VFL will reduce the Guarantee Amount by the amount of the fee.

TRANSFER PROCESSING FEE

     Prior to the Annuity Date, VFL permits 12 free transfers per Contract Year among and between the Subaccounts and the guarantee periods. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred. VFL does not expect to make a profit from this fee.

TAXES ON PURCHASE PAYMENTS

     Certain states and municipalities impose a tax on VFL in connection with the receipt of annuity considerations. This tax generally can range from 0% to 3.5% of such considerations and generally varies based on the Annuitant's state of residence. Taxes on annuity considerations are generally incurred by VFL as of the Annuity Date based on the Contract Value on that date, and VFL deducts the charge for taxes on annuity considerations from the Contract Value as of the Annuity Date. Some jurisdictions impose a tax on annuity considerations at the time such considerations are made. In those jurisdictions, VFL's current practice is to pay the tax on annuity considerations and then deduct the charge for these taxes from the Contract Value upon surrender, payment of the death benefit, or upon the Annuity Date. VFL reserves the right to deduct any state and local taxes on annuity considerations from the Contract Value at the time such tax is due.

MORTALITY AND EXPENSE RISK CHARGE

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is at the rate of 0.003446% (approximately equivalent to an effective annual rate of 1.25%) of the net assets of the Variable Account. Approximately .70% of this annual charge is for the assumption of mortality risk and .55% is for the assumption of expense risk. If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risks undertaken by VFL, VFL will bear the shortfall. Conversely, if the charge proves more than sufficient, the excess will be profit to VFL and will be available for any proper purpose including, among other things, payment of expenses incurred in selling the Contracts.


     The mortality risk that VFL assumes is the risk that Annuitants, as a group, will live for a longer period of time than VFL estimated when it established the guaranteed Annuity Payment rates in the Contract. Because of these guarantees, each Payee is assured that his or her longevity will not have an adverse effect on the Annuity Payments that he or she receives under Annuity Payment Options based on life contingencies. VFL also assumes a mortality risk because the Contracts guarantee a death benefit if the Annuitant dies before the Annuity Date. The expense risk that VFL assumes is the risk that administration charge, annual administration fee and the transfer processing fee may be insufficient to cover the actual expenses of administering the Contracts.

ADMINISTRATION CHARGE

     VFL deducts a daily administration charge from the assets of the Variable Account to compensate it for a portion of the expenses it incurs in administering the Contracts. The daily charge is at a rate of 0.000411% (approximately equivalent to an effective annual rate of 0.15%) of the net assets of the Variable Account. VFL does not expect to make a profit from this charge.

FUND EXPENSES

     The investment performance of each Fund reflects the management fee that it pays to its investment manager or adviser as well as other operating expenses that it incurs. Investment management fees are generally daily fees computed as a percent of a Fund's average daily net assets at an annual rate. Please read the prospectus for each Fund for complete details.

POSSIBLE CHARGE FOR VFL'S TAXES


     VFL currently makes no charge to the Variable Account for any federal, state or local taxes that VFL incurs which may be attributable to the Variable Account or the Contracts. VFL, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.


                      SELECTING AN ANNUITY PAYMENT OPTION

ANNUITY DATE

     The Owner selects the Annuity Date. For Non-Qualified Contracts, the Annuity Date must be no later than the later of the Contract Anniversary following the Annuitant's Age 85 (Age 99 where permitted under state law). For most Qualified Contracts, the Annuity Date must be no later than April 1 of the calendar year following the later of the calendar year in which (a) the Owner attains age 70 1/2, or (b) retires. Section (b) does not apply to traditional IRAs. There is no required distribution age for Roth IRAs. An Owner may change the Annuity Date by Written Notice, subject to the following limitations:

          1. Written Notice is received at least 30 days before the current Annuity Date; and

          2. the requested new Annuity Date must be at least 30 days after VFL receives Written Notice.


ANNUITY PAYMENT DATES

     VFL computes the first Annuity Payment as of the Annuity Date and makes the first Annuity Payment as of the initial Annuity Payment Date selected by the Owner. The initial Annuity Payment Date is the Annuity Date unless the Annuity Date is the 29th, 30th or 31st day of a calendar month, in which event, the Owner must select a different date. All subsequent Annuity Payments are computed and payable as of Annuity Payment Dates. These dates will be the same day of the month as the initial Annuity Payment Date. Monthly Annuity Payments will be computed and payable as of the same day each month as the initial Annuity Payment Date. Quarterly Annuity Payments will be computed and payable as of the same day in the third, sixth, ninth, and twelfth month following the initial Annuity Payment Date and on the same days of such months in each successive Contract Year. Semi-annual Annuity Payment Dates will be computed and payable as of the same day in the sixth and twelfth month following the initial Annuity Payment Date and on the same days of such months in each successive Contract Year. Annual Annuity Payments will be computed and payable as of the same day in each Contract Year as the initial Annuity Payment Date. The frequency of Annuity Payments selected is shown in the Contract. In the event that the Owner does not select a payment frequency, payments will be made monthly.

ELECTION AND CHANGES OF ANNUITY PAYMENT OPTIONS

     On the Annuity Date, the Surrender Value or Adjusted Contract Value is applied under an Annuity Payment Option, unless the Owner elects to receive the Surrender Value in a lump sum. If the Annuity Date falls during the first five Contract Years, Surrender Value is applied under an Annuity Payment Option. However, the surrender charge will be waived if annuitization occurs during Contract Years 2 to 5 and you select annuitization Option 4, 5, or 6. If the Annuity Date falls after the fifth Contract Anniversary, Adjusted Contract Value is applied under an Annuity Payment Option. The Annuity Payment Option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency, and the amount of each payment. The Owner may elect or change the Annuity Payment Option by Written Notice at any time prior to the Annuity Date. (See "Annuity Payment Options.") The Owner may elect to apply any portion of the Surrender Value or Adjusted Contract Value to provide either Variable Annuity Payments or Fixed Annuity Payments or a combination of both. If Variable Annuity Payments are selected, the Owner must also select the Subaccounts to which Surrender Value or Adjusted Contract Value will be applied. If no selection has been made by the Annuity Date, Surrender Value or Adjusted Contract Value from any Guaranteed Interest Option Value will be applied to purchase Fixed Annuity Payments and Surrender Value or Adjusted Contract Value from each Subaccount Value will be applied to purchase Variable Annuity Payments from that Subaccount. If no Annuity Payment Option has been selected by the Annuity Date, Surrender Value or Adjusted Contract Value will be applied under Annuity Payment Option 5 (Life Annuity with Period Certain) with a designated period of 10 years. Any death benefit applied to purchase Annuity Payments is allocated among the Subaccounts and/or the Guaranteed Interest Option as instructed by the Beneficiary unless the Owner previously made the foregoing elections.

ANNUITY PAYMENTS

     FIXED ANNUITY PAYMENTS. Fixed Annuity Payments are periodic payments from VFL to the designated Payee, the amount of which is fixed and guaranteed by VFL. The dollar amount of each Fixed Annuity Payment depends on the form and duration of the Annuity Payment Option chosen, the Age of the Annuitant, the sex of the Annuitant (if applicable), the amount of Adjusted Contract Value applied to purchase the Fixed Annuity Payments and, for Annuity Payment Options 3-6, the applicable annuity purchase rates. The annuity purchase rates in the Contract are based on a Guaranteed Interest Rate of not less than 3%. VFL may, in its sole discretion, make Fixed Annuity Payments in an amount based on a higher interest rate. If Fixed Annuity Payments are computed based on an interest rate in excess of the minimum Guaranteed Interest Rate, then, for the period of the higher rate, the dollar amount of such Fixed Annuity Payments will be greater than the dollar amount based on a 3% interest rate. VFL guarantees that any higher rate will be in effect for at least 12 months.

     Except for Annuity Payment Options 1 and 2, the dollar amount of the first Fixed Annuity Payment is determined by dividing the dollar amount of Adjusted Contract Value being applied to purchase Fixed Annuity Payments by $1,000 and multiplying the result by the annuity purchase rate in the Contract for the selected Annuity Payment Option. Subsequent Fixed Annuity Payments are of the same dollar amount unless VFL makes payments based on an interest rate different from that used to compute the first payment.

     VARIABLE ANNUITY PAYMENTS. Variable Annuity Payments are periodic payments from VFL to the designated Payee, the amount of which varies from one Annuity Payment Date to the next as a function of the net investment experience of the Subaccounts selected by the Owner or Payee to support such payments. The dollar amount of the first Variable Annuity Payment is determined in the same manner as that of a Fixed Annuity Payment. Therefore, provided that the interest rate on which Fixed Annuity Payments are based equals the Benchmark Rate of Return on which Variable Annuity Payments are based, for any particular amount of Adjusted Contract Value applied to a particular Annuity Payment Option, the dollar amount of the first Variable Annuity Payment would be the same as the dollar amount of each Fixed Annuity Payment. Variable Annuity Payments after the first Payment are similar to Fixed Annuity Payments except that the amount of each Payment varies to reflect the net investment experience of the Subaccounts selected by the Owner or Payee.

     The dollar amount of the initial Variable Annuity Payment attributable to each Subaccount is determined by dividing the dollar amount of the Adjusted Contract Value to be allocated to that Subaccount on the Annuity Date by $1,000 and multiplying the result by the annuity purchase rate in the Contract for the selected Annuity Payment Option. The dollar value of the total initial Variable Annuity Payment is the sum of the initial Variable Annuity Payments attributable to each Subaccount.

     The number of Annuity Units attributable to a Subaccount is derived by dividing the initial Variable Annuity Payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount for the Valuation Period ending on the Annuity Date or during which the Annuity Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Subaccount under a Contract remains fixed unless there is an exchange of Annuity Units.

     The dollar amount of each subsequent Variable Annuity Payment attributable to each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount credited under the Contract by the Annuity Unit Value (described below) for that Subaccount for the Valuation Period ending on the Annuity Payment Date, or during which the Annuity Payment Date falls if the Valuation Period does not end on such date.


The dollar value of each subsequent Variable Annuity Payment is the sum of the subsequent Variable Annuity Payments attributable to each Subaccount.

     The Annuity Unit Value of each Subaccount for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

          (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

          (b) is the Annuity Unit Value for the preceding Valuation Period; and

          (c) is a daily Benchmark Rate of Return factor (for the 3% benchmark rate of return) adjusted for the number of days in the Valuation Period.

     The Benchmark Rate of Return factor is equal to one plus 3%, or 1.03. The annual factor can be translated into a daily factor of 1.00008098.

     If the net investment return of the Subaccount for an Annuity Payment period is equal to the pro-rated portion of the 3% Benchmark Rate of Return, the Variable Annuity Payment attributable to that Subaccount for that period will equal the Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a Payment period, the Payment for that period will be greater than the Payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Payment for that period will be less than the Payment for the prior period.

     "TRANSFERS" BETWEEN SUBACCOUNTS. By Written Notice at any time after the Annuity Date, the Payee may change the Subaccount(s) from which Annuity Payments are being made by exchanging the dollar value of a designated number of Annuity Units of a particular Subaccount for an equivalent dollar amount of Annuity Units of another Subaccount. On the date of the exchange, the dollar amount of a Variable Annuity Payment generated from the Annuity Units of either Subaccount would be the same. Exchanges of Annuity Units are treated as transfers for the purpose of computing any transfer processing fee.

ANNUITY PAYMENT OPTIONS

     OPTION 1. INTEREST PAYMENTS. VFL holds the Adjusted Contract Value as principal and pays interest to the Payee. The interest rate is 3% per year compounded annually. VFL pays interest every 1 year, 6 months, 3 months or 1 month, as specified at the time this option is selected. At the death of the Payee, the value of the remaining payments are paid in a lump sum to the Payee's estate. Only Fixed Annuity Payments are available under Annuity Payment Option 1.

     OPTION 2. PAYMENTS OF A SPECIFIED AMOUNT. VFL pays the Adjusted Contract Value in equal payments every 1 year, 6 months, 3 months or 1 month. The amount and frequency of the payments is specified at the time this option is selected. After each payment, interest is added to the remaining amount applied under this option that has not yet been paid. The interest rate is 3% per year compounded annually. Payments are made to the Payee until the amount applied under this option, including interest, is exhausted. The total of the payments made each year must be at least 5% of the amount applied under this option. If the Payee dies before the amount applied is exhausted, VFL pays the value of the remaining payments in a lump sum to the Payee's estate. Only Fixed Annuity Payments are available under Annuity Payment Option 2.

     ADDITIONAL INTEREST EARNINGS. VFL may pay interest at rates in excess of the rates guaranteed in Annuity Payment Options 1 and 2.

     OPTION 3. PAYMENTS FOR A SPECIFIED PERIOD. VFL pays the lump sum in equal payments for the number of years specified when the option is selected. Payments are made every 1 year, 6 months, 3 months or 1 month, as specified when the option is selected. If the Payee dies before the expiration of the specified number of years, VFL pays the commuted value of the remaining payments in a lump sum to the Payee's estate.

     OPTION 4. LIFE ANNUITY. VFL makes monthly payments to the Payee for as long as the Annuitant lives. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND PAYMENT, ETC.

     OPTION 5. LIFE ANNUITY WITH PERIOD CERTAIN. VFL makes monthly payments to the Payee for as long as the Annuitant lives. At the time this option is selected, a period certain of 5, 10, 15, or 20 years must also be selected. If the Annuitant dies before the specified period certain ends, the payments to the Payee will continue until the end of the specified period. The amount of the monthly payments therefore depends on the period certain selected.

     OPTION 6. JOINT LIFE AND SURVIVORSHIP ANNUITY. VFL makes monthly payments to the Payee while both Annuitants are living. After the death of either Annuitant, payments continue to the Payee for as long as the other Annuitant lives. UNDER THIS OPTION, THE PAYEE COULD RECEIVE ONLY ONE PAYMENT IF BOTH ANNUITANTS DIE AFTER THE FIRST PAYMENT, TWO PAYMENTS IF BOTH ANNUITANTS DIE AFTER THE SECOND PAYMENT, ETC.

                        ADDITIONAL CONTRACT INFORMATION

OWNERSHIP

     The Contract belongs to the Owner. An Owner may exercise all of the rights and options described in the Contract.

     Subject to more specific provisions elsewhere herein, an Owner's rights include the right to: (1) select or change a successor Owner, (2) select or change any Beneficiary or Contingent Beneficiary, (3) select or change the Payee prior to the Annuity Date, (4) select or change the Annuity Payment Option, (5) allocate Purchase Payments among and between the Subaccounts and guarantee periods, (6) transfer Contract Value among and between the Subaccounts and guarantee periods, and (7) select or change the Subaccounts on which Variable Annuity Payments are based.

     The rights of Owners of Qualified Contracts may be restricted by the terms of a related employee benefit plan. For example, such plans may require an Owner of a Qualified Contract to obtain the consent of his or her spouse before exercising certain ownership rights or may restrict withdrawals. See "FEDERAL TAX STATUS" for more details.

     Selection of an Annuitant or Payee who is not the Owner may have tax consequences. You should consult a tax advisor as to these consequences.

CHANGING THE OWNER OR BENEFICIARY

     Prior to the Annuity Date and after the Cancellation Period and if the Annuitant is still living, an Owner may transfer ownership of the Contract subject to VFL's published rules at the time of the change.

     At any time before a death benefit is paid, the Owner may name a new Beneficiary by Written Notice unless an irrevocable Beneficiary has previously been named. When an irrevocable Beneficiary has been designated, the Owner must provide the irrevocable Beneficiary's written consent to VFL before a new Beneficiary is designated.

     These changes take effect as of the day the Written Notice is received at the Service Center and VFL is not liable for any payments made under the Contract prior to the effectiveness of any change. For possible tax consequences of these changes, see "FEDERAL TAX STATUS."

MISSTATEMENT OF AGE OR SEX

     If the Age or sex of the Annuitant given in the application is misstated, VFL will adjust the benefits it pays under the Contract to the amount that would have been payable at the correct Age or sex. If VFL made any underpayments because of any such misstatement, it shall pay the amount of such underpayment plus interest at an annual effective rate of 3%, immediately to the Payee or Beneficiary in one sum. If VFL makes any overpayments because of a misstatement of Age or sex, it shall deduct from current or future payments due under the Contract, the amount of such overpayment plus interest at an annual effective rate of 3%.

CHANGE OF CONTRACT TERMS

     Upon notice to the Owner, VFL may modify the Contract to:

          1. conform the Contract or the operations of VFL or of the Variable Account to the requirements of any law (or regulation issued by a government agency) to which the Contract, VFL or the Variable Account is subject;

          2. assure continued qualification of the Contract as an annuity contract or a Qualified Contract under the Code;

          3. reflect a change (as permitted in the Contract) in the operation of the Variable Account; or

          4. provide additional Subaccounts and/or guarantee periods.

     In  the  event  of  any  such  modification,   VFL  will  make  appropriate
endorsements to the Contract.

     Only one of VFL's officers may modify the Contract or waive any of VFL's rights or requirements under the Contract. Any modification or waiver must be in writing. No agent may bind VFL by making any promise not contained in the Contract.

REPORTS TO OWNERS

     Prior to the Annuity Date, VFL will send each Owner a report at least annually, or more often as required by law, indicating: the number of Accumulation or Annuity Units credited to the Contract and the dollar value of such units; the Contract Value, Adjusted Contract Value and Surrender Value; any purchase payments, withdrawals, or surrenders made, death benefits paid and charges deducted since the last report; the current interest rate applicable to each Guarantee Amount; and any other information required by law.

     The reports, which will be mailed to Owners at their last known address, will include any information that may be required by the SEC or the insurance supervisory official of the jurisdiction in which the Contract is delivered. VFL will also send any other reports, notices or documents required by law to be furnished to Owners.

MISCELLANEOUS

     NON-PARTICIPATING. The Contract does not participate in the surplus or profits of VFL and VFL does not pay dividends on the Contract.

     PROTECTION OF PROCEEDS. To the extent permitted by law, no benefits payable under the Contract to a Beneficiary or Payee are subject to the claims of an Owner's or a Beneficiary's creditors.

     DISCHARGE OF LIABILITY. Any payments made by VFL under any Annuity Payment Option or in connection with the payment of any withdrawal, surrender or death benefit, shall discharge VFL's liability to the extent of each such payment.

     PROOF OF AGE AND SURVIVAL. VFL reserves the right to require proof of the Annuitant's Age prior to the Annuity Date. In addition, for life contingent Annuity Options, VFL reserves the right to require proof of the Annuitant's survival before any Annuity Payment Date.

     CONTRACT APPLICATION. VFL issues the Contract in consideration of the Owner's application and payment of the initial purchase payment. The entire Contract is made up of the Contract, any attached endorsements or riders, and the application. In the absence of fraud, VFL considers statements made in the application to be representations and not warranties. VFL will not use any statement in defense of a claim or to void the Contract unless it is contained in the application. VFL will not contest the Contract.

                            YIELDS AND TOTAL RETURNS

     From time to time, VFL may advertise or include in sales literature certain performance related information for the Subaccounts, including yields and average annual total returns. Certain Funds have been in existence prior to the commencement of the offering of the Contracts. VFL may advertise or include in sales literature the performance of the Subaccounts that invest in these Funds for these prior periods. The performance information of any period prior to the commencement of the offering of the Contracts is calculated as if the Contract had been offered during those periods, using current charges and expenses.


     Performance information discussed herein is based on historic results and does not indicate or project future performance. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

     Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Funds. The performance of a Fund in part reflects its expenses. See the prospectuses for the Funds for Fund expense information.

     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Subaccount other than the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes). When a Subaccount, other than the Money Market Subaccount, has been in operation for one, five and ten years respectively, the standard version average annual total return for these periods will be provided.

     In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, VFL may from time to time disclose cumulative total return for Contracts funded by Subaccounts.

     From time to time, yields, standard average annual total returns, and non-standard total returns for the Funds may be disclosed, including such disclosures for periods prior to the date the Variable Account commenced operations.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the Subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     VFL may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.



                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     The following summary provides a general description of the Federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon VFL's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").

     The Contract may be purchased on a tax-qualified basis ("Qualified Contract") or non-tax-qualified basis ("Non-Qualified Contract"). Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A, or 459 of the Code. The ultimate effect of Federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on VFL's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of the Variable Account be adequately diversified in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Value, have not been explicitly addressed in published rulings. While VFL believes that the Contracts do not give Owners investment control over Variable Account assets, VFL reserves the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for Federal income tax purposes.

THE TREATMENT OF ANNUITIES

     IN GENERAL. VFL believes that if you are a natural person you will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Value, and, in the case of a Qualified Contract, any portion of an interest in the qualified plan, generally is treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     -  made on or after the taxpayer reaches age 59 1/2

     -  made on or after the death of an Owner;

     -  attributable to the taxpayer"s becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Other tax penalties may apply to Qualified Contracts.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the Annuity Payment Option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the Owner's or the Annuitant's death. Generally, such amounts are includible in the income of the recipient as follows: (a) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (b) if distributed under a Payment Option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to Owners that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All annuity contracts that are issued by VFL (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, Beneficiaries and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but VFL is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless VFL consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the contract can be zero.

     Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. We will endorse the Contract as necessary to conform it to the requirements of such plan.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings
Incentive Match Plans (SIMPLE), under which certain employers may, provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     ROTH IRAS. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

     The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     DEFERRED COMPENSATION PLANS. Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, certain affiliates of such entities and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer; and depending on the terms of the particular plan, the employer may be entitled to draw on the deferred amounts for purposes unrelated to its Section 457 plan obligations.

WITHHOLDING

     Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as minimum distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner of recipient of the distribution. A competent tax adviser should be consulted for further information.

                               OTHER INFORMATION

DISTRIBUTION OF THE CONTRACTS

     CNA Investor Services, Inc. ("CNA/ISI"), which is located at CNA Plaza, Chicago, Illinois 60685, is principal underwriter and distributor of the Contracts. CNA/ISI is an affiliate of VFL, is registered with the SEC as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. VFL pays CNA/ISI for acting as principal underwriter under a distribution agreement. The Contracts are offered on a continuous basis and VFL does not anticipate discontinuing the offer.

     Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell VFL's insurance contracts and who are also registered representatives of a broker-dealer having a selling agreement with CNA/ISI. Such broker-dealers will generally receive commissions based on a percent of purchase payments made (up to a maximum of 8%). The writing agent will receive a percentage of these commissions from the respective broker-dealer, depending on the practice of that broker-dealer. Owners do not pay these commissions.

VOTING PRIVILEGES

     In accordance with current interpretations of applicable law, VFL votes Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or VFL otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

     The number of votes that an Owner or Annuitant has the right to instruct are calculated separately for each Subaccount, and may include fractional votes. Prior to the Annuity Date, the Owner holds a voting interest in each Subaccount to which Variable Contract Value is allocated. After the Annuity Date, the Payee has a voting interest in each Subaccount from which Variable Annuity Payments are made.

     For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Owner's Subaccount Value by the Net Asset Value Per Share of the Fund in which that Subaccount invests. For each Payee, the number of votes attributable to a Subaccount is determined by dividing the liability for future Variable Annuity Payments to be paid from that Subaccount by the Net Asset Value Per Share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the selected Benchmark Rate of Return and the Annuity Unit Value of that Subaccount on the date that the number of votes is determined. As Variable Annuity Payments are made to the Payee, the liability for future payments decreases as does the number of votes.

     The number of votes available to an Owner or Payee are determined as of the date coinciding with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions are solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Payee having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Funds in which that Subaccount invests.


     Fund shares as to which no timely instructions are received and shares held by VFL in a Subaccount as to which no Owner or Payee has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon are applied to reduce the total number of votes eligible to be cast on a matter. Under the 1940 Act, certain actions affecting the Variable Account may require Contract Owner approval. In that case, an Owner will be entitled to vote in proportion to his Variable Contract Value.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Accounts are a party or to which the assets of the Variable Account are subject. VFL, as an insurance company, is ordinarily involved in litigation including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, VFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on its ability to meet its obligations under the Contract or to the Variable Account nor does VFL expect to incur significant losses from such actions.

COMPANY HOLIDAYS

     VFL is closed on the following days in 2000: New Years Day, Memorial Day, the day after Independence Day, Labor Day, Thanksgiving Day, the day after Thanksgiving Day, Christmas Eve, and New Years Eve.



                                    GLOSSARY

     ACCUMULATION UNIT: A unit of measure we use to calculate Variable Contract Value.

     ADJUSTED CONTRACT VALUE: The Contract Value less Premium Tax charges not previously deducted, less the annual administration fee.

     AGE: The age of any person on the birthday nearest the date for which we determine Age.

     ANNUITANT: The person or persons whose life (or lives) determines the Annuity Payments payable under the Contract and whose death determines the death benefit. With regard to joint and survivorship Annuity Payment Options, the maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant. Provisions relating to an action by the Annuitant mean, in the case of joint Annuitants, both Annuitants acting jointly.

     ANNUITY DATE: The date on which we apply Surrender Value or Adjusted Contract Value to purchase Annuity Units or a fixed annuity.

     ANNUITY PAYMENT: One of several periodic payments we make to the Payee under an Annuity Payment Option.

     ANNUITY PAYMENT DATE: The date each month, quarter, semi-annual period, or year as of which VFL computes Annuity Payments. The Annuity Payment Date(s) is shown on the Contract.

     ANNUITY PAYMENT OPTION: The form of Annuity Payments selected by the Owner under the Contract. The Annuity Payment Option is shown on the Contract.


     ANNUITY UNIT: A unit of measure we use to calculate Variable Annuity Payments.

     BENCHMARK RATE OF RETURN: An annual rate of return shown on the Contract that we use to determine the degree of fluctuation in the amount of Variable Annuity Payments in response to fluctuations in the net investment return of selected Subaccounts. We assume (among other things) that the assets in the Variable Account supporting the Contract will have a net annual investment return over the anticipated Annuity Payment period equal to that rate of return.

     BENEFICIARY: The person(s) to whom we will pay the death benefit if Annuitant dies prior to the Annuity Date.

     CANCELLATION PERIOD: The period described on the cover page of the Contract during which the Owner may return the Contract for a refund.

     THE CODE: The Internal Revenue Code of 1986, as amended.

     CONTINGENT  ANNUITANT:   The  person  that  the  Owner  designates  in  the
application who becomes the Annuitant in the event that the Annuitant dies before the Annuity Date while the Owner is still alive.

     CONTINGENT BENEFICIARY: The person(s) to whom we will pay the death benefit if the Beneficiary (or Beneficiaries) is not living.


     CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Effective Date.

     CONTRACT EFFECTIVE DATE: The date on which VFL issues the Contract and upon which the Contract becomes effective. The Contract Effective Date is shown on the Contract and is used to determine Contract Years and Contract Anniversaries.

     CONTRACT YEAR: A twelve-month period beginning on the Contract Effective Date or on a Contract Anniversary.

     CONTRACT VALUE: The total amount invested under the Contract. It is the sum of Variable Contract Value and the Interest Adjustment Account value.

     DUE PROOF OF DEATH: Proof of death satisfactory to VFL. Due Proof of Death may consist of the following if acceptable to VFL:

     (a)  a certified copy of the death record;

     (b)  a certified copy of a court decree reciting a finding of death; or

     (c)  any other proof satisfactory to VFL.

     FIXED ANNUITY PAYMENT: An Annuity Payment that the General Account supports and which does not vary in amount as a function of the investment return of the Variable Account from one Annuity Payment Date to the next.

     FUND: Any open-end management investment company or investment portfolio thereof or unit investment trust or series thereof, in which a Subaccount invests.

     GENERAL ACCOUNT: VFL's assets, other than those allocated to the Variable Account or any other separate account of VFL.

     GUARANTEE AMOUNT: Before the Annuity Date the amount equal to that part of any Net Purchase Payment that you allocate to, or any amount you transfer to the Interest Adjustment Account for a designated guarantee period with a particular expiration date plus any interest thereon and less the amount of any withdrawals (including any applicable surrender charges and any applicable premium payment tax charge) or transfers therefrom.


     INTEREST ADJUSTMENT ACCOUNT: An investment option under the contract where VFL guarantees a certain minimum interest rate.

     NET ASSET VALUE PER SHARE: The value per share of any Fund on any Valuation Day. The method of computing the Net Asset Value Per Share is described in the prospectus for the Funds.

     NET PURCHASE PAYMENT: A purchase payment less any premium payment tax charge deducted from the purchase payment.

     NON-QUALIFIED CONTRACT: A Contract that is not a "qualified contract."

     OWNER:  The person or  persons  who owns (or own) the  Contract  and who is
(are) entitled to exercise all rights and privileges provided in the Contract. The maximum number of joint Owners is two. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. In the context of a Contract issued on a group basis, Owners refers to holders of certificates under a group Contract.

     PAYEE: The person entitled to receive Annuity Payments under the Contract. The Annuitant is the Payee unless the Owner designates a different person as Payee.

     PREMIUM TAX: A charge specified in the Contract that is deducted either from purchase payments or from Contract Value prior to surrender, annuitization or the death of the Owner or Annuitant.

     QUALIFIED CONTRACT: A Contract that is issued in connection with a retirement plan that qualifies for special federal income tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Code.

     SEC: The U.S. Securities and Exchange Commission.

     SERVICE CENTER: The offices of VFL's administrative department at P.O. Box 305139, Nashville, Tennessee 37230-5139 (1-800-808-4537). Any overnight deliveries  should  be sent  to us at:  CNA  Insurance  Company  100  CNA  Drive
Attention: Variable POS/Correspondence Team Nashville, TN 37214

     SUBACCOUNT: A subdivision of the Variable Account, the assets of which are invested in a corresponding Fund.

     SUBACCOUNT VALUE: The amount equal to that part of any Net Purchase Payment allocated to the Subaccount and any amount transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses (actually realized or not yet realized) and decreased by withdrawals (including any applicable surrender charges and any applicable premium payment tax charge) and any amounts transferred out of that Subaccount.

     SUCCESSOR OWNER: Any Owner named in the application to follow the original Owner should the original Owner die, provided the original Owner is not also the Annuitant.

     SURRENDER VALUE: The Adjusted Contract Value less any applicable surrender charges.

     VALUATION DAY: For each Subaccount, each day on which the New York Stock Exchange is open for business except for certain holidays listed in the prospectus and days that a Subaccount's corresponding Fund does not value its shares.


     VALUATION PERIOD: The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

     VARIABLE ACCOUNT: Valley Forge Life Insurance Company Variable Annuity Separate Account.

     VARIABLE CONTRACT VALUE: The sum of all Subaccount Values.

     VARIABLE ANNUITY PAYMENT: An Annuity Payment that may vary in amount from one Annuity Payment Date to the next as a function of the investment experience of one or more Subaccounts selected by the Owner to support such payments.

     VFL: Valley Forge Life Insurance Company.

     WRITTEN NOTICE: A notice or request submitted in writing in a form satisfactory to VFL that the Owner signs and VFL receives at the Service Center.


                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

     The Variable Account commenced operations in 1997. Following are the number of Accumulation Units outstanding and their values at inception, at December 31, 1997, December 31, 1998 and December 31, 1999. This information should be read in conjunction with the financial statements, including related notes, for the Variable Annuity Separate Account (as well as the independent auditor's report thereon) which are included in the Statement of Additional Information ("SAI"). The SAI, having the same date as this prospectus and providing additional information about the Contract and the Variable Account, has been filed with the SEC and is incorporated herein by reference.

     The audited financial statements of VFL (as well as the independent auditor's report thereon) appear in the SAI.

- ------------------------------------------------------------------------------------------------------------------------------
                                               FEDERATED
                       FEDERATED                 HIGH      FIDELITY   FIDELITY
                         PRIME     FEDERATED    INCOME       VIP       VIP II    FIDELITY                   ALGER      ALGER
                         MONEY      UTILITY      BOND      EQUITY-     ASSET      VIP II      FIDELITY    AMERICAN    AMERICAN
                        FUND II     FUND II     FUND II     INCOME    MANAGER    INDEX 500   CONTRAFUND   SMALL CAP    GROWTH
- ------------------------------------------------------------------------------------------------------------------------------
Unit value at
 inception...........  $  10.00     $ 10.00     $ 10.00    $ 10.00    $ 10.00     $ 10.00     $ 10.00      $ 10.00    $ 10.00
Unit value at
 December 31, 1997...  $   1.00     $ 14.29     $ 10.95    $ 24.28    $ 18.01     $114.39     $ 19.94      $ 43.75    $ 42.76
Units outstanding at
 December 31, 1997...  861,083.8    3,546.7    17,395.3    20,427.1   14,845.4    4,920.8    16,502.8      4,473.8    5,832.2
Unit value at
 December 31, 1998...  $   1.00     $ 15.27     $ 10.92    $ 25.42    $ 18.16     $141.25     $ 24.44      $ 43.97    $ 53.22
Units outstanding at
 December 31, 1998...  5,562,204    110,914     289,997    167,760    124,340      75,681     151,918       36,417    102,309
Unit value at
 December 31, 1999...  $  _____     $ 14.95     $ 11.77    $ 16.29    $ 14.57     $ 19.33     $ 18.30      $ 14.27    $ 21.34
Units outstanding at
 December 31, 1999... ___________   187,941.9   369,764.0 437,244.9   289,258.1  953,208.4    394,122.8   155,817.7  601,778.3
- ------------------------------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------------------------------

- -----------------------------------------------------------------------------------------------------------------------------
                        ALGER                             MFS                                 SOGEN      VANECK      VANECK
                       AMERICAN     MFS                 GROWTH      MFS                     OVERSEAS    WORLDWIDE   WORLDWIDE
                       MID-CAP    EMERGING     MFS       WITH     LIMITED        MFS        VARIABLE      HARD      EMERGING
                        GROWTH     GROWTH    RESEARCH   INCOME    MATURITY   TOTAL RETURN   PORTFOLIO    ASSETS      MARKETS
- -----------------------------------------------------------------------------------------------------------------------------
Unit value at
 inception...........  $ 10.00    $ 10.00    $ 10.00    $10.00    $ 10.00      $ 10.00       $ 10.00     $ 10.00     $ 10.00
Unit value at
 December 31, 1997...  $ 24.18    $ 16.14    $ 15.79    $16.44    $ 10.01      $ 16.63       $  9.77     $ 15.72     $ 11.00
Units outstanding at
 December 31, 1997...  1,754.7    8,776.2    9,906.0    13,322.2  8,162.4     15,625.0      77,061.7       574.9     1,535.5
Unit value at
 December 31, 1998...  $ 28.87    $ 21.47    $ 19.05    $20.11    $ 10.16      $ 18.12       $ 10.07     $  9.20     $  7.12
Units outstanding at
 December 31, 1998...   40,631    136,181     88,093    118,618   101,531      104,481       202,429      15,342      56,387
Unit value at
 December 31, 1999...  $ _____   $ 17.80    $ 16.12    $ 16.91  $ 10.53      $ 14.26       $ 12.15     $ 8.05     $ 8.51
Units outstanding at
 December 31, 1999... _________ 271,947.6  205,711.06  262,354.0 158,811.4   281,782.4     230,846.2   26,024.0   73,946.7
- -----------------------------------------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------------------------------------


                                       A-1

                                   APPENDIX B

     Assume that an Owner makes purchase payments on the first day of certain Contract Years as shown in the table below. Assume also that the Owner withdraws $7,500 during the seventh month of Contract Year five and $5,000 at the beginning of Contract Years thirteen and fifteen. Assume that the Annuitant is younger than age 76 for all twenty years. All "beginning of year death benefits" are computed as of the first day of the Contract Year except for the figure for Contract Year 5 which is computed as of the seventh month of that year (i.e., as of the time of the $7,500 withdrawal).

EXPLANATIONS:

     The Death Benefit at the beginning of Contract Years 1 through 4 is determined from the Contract Value at the end of the prior Contract Year plus the purchase payment made at the beginning of the year for which the computation is being made.

     The Death Benefit at the end of month 7 of Contract Year 5 is determined from the prior year's Contract Value plus the purchase payment made at the beginning of that year, minus the $7,500 withdrawn in the seventh month minus a $318.75 surrender charge assessed in connection with the withdrawal.

     The Death Benefit at the beginning of Contract Years 6 through 10 is determined from the Contract Value at the end of the prior Contract Year plus the purchase payment made at the beginning of the Year for which the computation is being made. Since the first day of Contract Year 6 is a minimum death benefit floor computation anniversary, a new death benefit floor amount is set at $8,506.

     The Death Benefit at the beginning of Contract Year 11 is determined solely from the prior Year's Contract Value. Since this is a minimum death benefit floor computation anniversary, a new death benefit floor amount is set at $42,610.

     The Death Benefit at the beginning of Contract Year 12 is determined from the minimum death benefit which is the most recently reset death benefit floor amount of $42,610. This is so because the Contract Value declined and no purchase payments or withdrawals occurred since the prior reset of the death benefit floor amount.

     The Death Benefit at the beginning of Contract Year 13 is determined from the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for the $5,000 withdrawal. The $36,762 results from $42,610 being multiplied by $31,432/$36,432.

     The Death Benefit at the beginning of Contract Year 14 is the minimum death benefit which is the most recently reset death benefit floor amount adjusted for the $5,000 withdrawal made since that floor amount was set, or $36,762.

     The Death Benefit at the beginning of Contract Year 15 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set. The $28,372 results from $42,610 being multiplied by $31,432/$36,432, and this result multiplied by $16,908/$21,908.

     The Death Benefit at the beginning of Contract Year 16 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set. The $28,372 results from $42,610 being multiplied by $31,432/$36,432, and this result multiplied by $16,908/$21,908. Even though this is a death benefit floor computation anniversary, the death benefit floor amount is not reset since the Contract Value has not exceeded its previous high of $42,610 occurring in Contract Year 10. No purchase payments or withdrawals were made.

     The Death Benefit at the beginning of Contract Year 17 through 20 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set and adjusted further for the $10,000 purchase payment made on the first day of Contract Year 17.

- ----------------------------------------------------------------------------------------------------
                                        ACCUMULATED
 BEGINNING                                  NET       END OF YEAR                     BEGINNING YEAR
OF CONTRACT   PURCHASE                   PURCHASE     ACCUMULATION    END OF YEAR         DEATH
   YEAR       PAYMENTS    WITHDRAWALS    PAYMENTS      UNIT VALUE    CONTRACT VALUE      BENEFIT
- ----------------------------------------------------------------------------------------------------
     1         $ 2,000      $    0        $ 2,000       10.50000        $ 2,100          $ 2,000
- ----------------------------------------------------------------------------------------------------
     2         $ 2,000      $    0        $ 4,000       11.23500        $ 4,387          $ 4,100
- ----------------------------------------------------------------------------------------------------
     3         $ 2,500      $    0        $ 6,500       12.13380        $ 7,438          $ 6,887
- ----------------------------------------------------------------------------------------------------
     4         $ 3,000      $    0        $ 9,500       13.34718        $11.482          $10.438
- ----------------------------------------------------------------------------------------------------
     5         $ 4,000      $7,500        $ 6,000       14.81537        $ 8,506          $ 7,663
- ----------------------------------------------------------------------------------------------------
     6         $ 5,000      $    0        $11,000       16.59321        $15,127          $13,506
- ----------------------------------------------------------------------------------------------------
     7         $ 5,000      $    0        $16,000       18.25254        $22,139          $20,127
- ----------------------------------------------------------------------------------------------------
     8         $ 5,000      $    0        $21,000       19.71274        $29,310          $27,139
- ----------------------------------------------------------------------------------------------------
     9         $ 5,000      $    0        $26,000       20.89550        $36,369          $34,310
- ----------------------------------------------------------------------------------------------------
    10         $ 5,000      $    0        $31,000       21.52237        $42,610          $41,369
- ----------------------------------------------------------------------------------------------------
    11         $     0      $    0        $31,000       20.44625        $40,480          $42,610
- ----------------------------------------------------------------------------------------------------
    12         $     0      $    0        $31,000       18.40162        $36,432          $42,610
- ----------------------------------------------------------------------------------------------------
    13         $     0      $5,000        $26,000       15.64138        $26,717          $36,762
- ----------------------------------------------------------------------------------------------------
    14         $     0      $    0        $26,000       12.82593        $21,908          $36,762
- ----------------------------------------------------------------------------------------------------
    15         $     0      $5,000        $21,000       13.46723        $17,753          $28,372
- ----------------------------------------------------------------------------------------------------
    16         $     0      $    0        $21,000       14.14059        $18,641          $28,372
- ----------------------------------------------------------------------------------------------------
    17         $10,000      $    0        $31,000       14.14059        $28,641          $38,372
- ----------------------------------------------------------------------------------------------------
    18         $     0      $    0        $31,000       13.43356        $27,209          $38,372
- ----------------------------------------------------------------------------------------------------
    19         $     0      $    0        $31,000       13.43356        $27,209          $38,372
- ----------------------------------------------------------------------------------------------------
    20         $     0      $    0        $31,000       13.97090        $28,297          $38,372
- ----------------------------------------------------------------------------------------------------

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                      VALLEY FORGE LIFE INSURANCE COMPANY
                                      AND
              VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY
                                SEPARATE ACCOUNT

     THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2000 IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000 FOR THE VALLEY FORGE LIFE INSURANCE COMPANY FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.

     THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE PURCHASING A CONTRACT. FOR A COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO THE SERVICE CENTER AT P.O. BOX 305139, NASHVILLE, TENNESSEE 37230-5139 OR BY TELEPHONE 1-800-262-1755.

                               TABLE OF CONTENTS

PERFORMANCE INFORMATION.....................................
   Money Market Subaccount Yields...........................
   Other Subaccount Yields..................................
   Average Annual Total Returns.............................
   Other Total Returns......................................
   Effect of the Annual Administration Fee on Performance
     Data...................................................
VARIABLE ANNUITY PAYMENTS...................................
   Annuity Unit Value.......................................
   Illustration of Calculation of Annuity Unit Value........
   Illustration of Variable Annuity Payments................
VALUATION DAYS..............................................
OTHER INFORMATION...........................................
FINANCIAL STATEMENTS........................................

                                        i


                                     COMPANY

Valley Forge Life Insurance Company (the "Company"), is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA as of September 30, 1999.

The Company is principally engaged in the sale of life insurance and annuities. It is licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where we are only admitted as a reinsurer.

The Company is a Pennsylvania corporation that provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                              INDEPENDENT AUDITORS


The financial statements for Valley Forge Life Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in the Statement of Additional Information which is part of this registration statement have been audited by ________________________, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements for each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Annuity Separate Account as of December 31, 1999 and 1998 and for year ended December 31, 1999 and for the period from inception through December 31, 1998 included in the Statement of Additional Information which is part of this registration statement have been audited by _______________________, independent auditors, as stated in their report appearing in the registration statement, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL OPINIONS

All matters relating to Pennsylvania law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by ____________, __________________[title].


                            PERFORMANCE INFORMATION


     From time to time, Valley Forge Life Insurance Company ("VFL" or "the Company") may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.


     Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Funds. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range generally from 0% to 3.5% of the annuity considerations (purchase payments) based on the jurisdiction is which the Contract is sold.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on that Fund's portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Subaccount attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration fee; 2) the mortality and expense risk charge; and 3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit annual administration fee is used based on the $30 annual administration fee deducted for the prior Contract Year of the Contract Anniversary. Current Yield is calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

    NCS   =   the net change in the value of the Money Market Subaccount
              (exclusive of realized gains or losses on the sale of
              securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.
    ES    =   Per unit expenses attributable to the hypothetical account for the seven-day period.
    UV    =   The unit value for the first day of the seven-day period.

     Effective Yield = (1 + (NCS - ES)/UV) 365/7 - 1

     Where:

    NCS   =   the net change in the value of the Money Market Subaccount
              (exclusive of realized gains or losses on the sale of
              securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.
    ES    =   per unit expenses attributable to the hypothetical account for the seven-day period.
    UV    =   the unit value for the first day of the seven-day period.

                                        1


     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

     The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

     The yield is computed by 1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by
2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the annual administration fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes an annual administration fee of $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating the 30-day or one-month yield, an average administration fee based on the average Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 X (((NI - ES)/(U X UV) + 1) 6 - 1)

     Where:

    NI    =   net income of the Fund for the 30-day or one-month period
              attributable to the Subaccount's units.
    ES    =   expenses of the Subaccount for the 30-day or one-month
              period.
    U     =   the average number of units outstanding.
    UV    =   the unit value at the close (highest) of the last day in the
              30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A subaccount's actual yield is affected by the types and quality of the securities held by the corresponding Fund and that Fund's operating expenses.

                                        2


     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may quote standard average annual total returns for one or more of the Subaccounts for Various periods of time.

     When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

     Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, and the deductions for the asset-based administration charge and the annual administration fee. The calculation assumes that the annual administration fee is $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating standard average annual total return, an average per-dollar per-day annual administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standard average annual total returns will therefore reflect a deduction of the surrender charge for any period less than six years. The standard average annual total return is calculated according to the following formula:

    TR    =   ((ERV/P 1/N) - 1
    Where:
    TR    =   the average annual total return net of Subaccount recurring charges.
    ERV   =   the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the
              period.
    P     =   a hypothetical initial payment of $1,000.
    N     =   the number of years in the period.

     From time to time, sales literature or advertisements any quote standard average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Subaccounts is calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

     Fund total return information used to calculate the standard average annual total returns of the Subaccounts for periods prior to the inception of the Subaccounts has been provided by the Funds. The Funds are not affiliated with the Company. While the Company has no reason to doubt the accuracy of these figures provided by the Funds, the Company has not independently verified the accuracy of these figures.

                                        3


OTHER TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

     The company may disclose  cumulative  total returns in conjunction with the
standard  formats   described  above.  The  cumulative  total  returns  will  be calculated using the following formula:

    CTR   =   (ERV/P) - 1
    Where:
    CTR   =   The cumulative total return net of Subaccount recurring
              charges for the period.
    ERV   =   The ending redeemable value of the hypothetical investment at the end of the period.
    P     =   A hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 annual administration fee to be deducted annually for each prior Contract Year as of the Contract Anniversary, from the Subaccount Values and Guarantee Amounts based on the proportion that each bears to the Contract Value. For purposes of reflecting the change in yield and total return quotations, the charge is converted into a per-dollar per-day charge based on the average Subaccount Value and Guarantee Amount of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

PERFORMANCE INFORMATION

The following charts reflect performance information for the Subaccounts of the Variable Account for the periods shown. Chart 1 reflects performance information commencing from the date the Subaccounts of the Variable Account first invested in the underlying Portfolio. Chart 2 reflects performance information commencing from the inception date of the underlying Portfolio (which dates may precede the inception dates of the corresponding Subaccount).

Chart 1  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:

                              Column A(reflects all
                              charges)

                       Subaccount
                       Inception                                since
                       Date        1 yr  3 yrs  5 yrs  10 yrs  inception
                       ----------------------------------------------------
Federated High Income
  Bond Fund II
Federated Prime Money
  Fund II
Federated Utility
  Fund II
Fidelity VIP Equity-
  Income
Fidelity VIP II Asset
  Manager
Fidelity VIP II
  Contrafund
Fidelity VIP II Index
  500
Alger American Growth
Alger American MidCap
  Growth
Alger American Small
  Capitalization
MFS Emerging Growth
MFS Growth With Income
MFS Research
MFS Total Return
SoGen Overseas
  Variable
Van Eck Worldwide
  Emerging Markets
Van Eck Worldwide
  Hard Assets
Janus Aspen Capital
  Appreciation
Janus Aspen Growth
Janus Aspen Balanced
Janus Aspen Flexible
  Income
Janus Aspen Inter-
  national Growth
Janus Aspen Worldwide
  Growth

Chart 2 - TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:


                              Column A( reflects all                       Column B (reflects all charges          Column C
                              charges)                                     except surrender charge)                Annual
                                                                                                                   Percentage
                       Portfolio                                                                                   Change Calendar
                       Inception                                since                                  since       Year Return
                       Date        1 yr  3 yrs  5 yrs  10 yrs  inception   1 yr  3 yrs  5 yrs  10 yrs  inception   1998     1999
                       ---------------------------------------------------------------------------------------------------------

Federated High Income
  Bond Fund II
Federated Prime Money
  Fund II
Federated Utility
  Fund II
Fidelity VIP Equity-
  Income
Fidelity VIP II Asset
  Manager
Fidelity VIP II
  Contrafund
Fidelity VIP II Index
  500
Alger American Growth
Alger American MidCap
  Growth
Alger American Small
  Capitalization
MFS Emerging Growth
MFS Growth With Income
MFS Research
MFS Total Return
SoGen Overseas
  Variable
Van Eck Worldwide
  Emerging Markets
Van Eck Worldwide
  Hard Assets
Janus Aspen Capital
  Appreciation
Janus Aspen Growth
Janus Aspen Balanced
Janus Aspen Flexible
  Income
Janus Aspen Inter-
  national Growth
Janus Aspen Worldwide
  Growth





                           VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

     The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payments" in the Prospectus.) The Annuity Unit Value for each Subaccount's first Valuation Period was set at $10. The Annuity Unit Value for a Subaccount for each subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

     (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

     (b)  is the Annuity Unit Value for the preceding Valuation Period; and

     (c) is a daily Benchmark Rate of Return factor (for the 3% benchmark rate of return) adjusted for the number of days in the Valuation Period.

     The Benchmark Rate of Return factor is equal to one plus 3%, or 1.03. The annual factor can be translated into a daily factor of 1.00008098.

                                        4


     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Subaccount.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

 1.  Annuity Unit Value for immediately preceding Valuation
     Period......................................................  10.00000000
 2.  Net Investment factor.......................................   1.00036164
 3.  Daily factor to compensate for Benchmark Rate of Return of
     3%..........................................................   1.00008099
 4.  Adjusted Net Investment Factor (2)/(3)......................   1.00028063
 5.  Annuity Unit Value for current Valuation Period (4)X(1).....  10.00280630

                   ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
                    (ASSUMING NO PREMIUM TAX IS APPLICABLE)

 1.  Number of Accumulation Units at Annuity Date................     1,000.00
 2.  Accumulation Unit Value.....................................  12.55548000
 3.  Adjusted Contract Value (1)X(2).............................  $ 12,555.48
 4.  First monthly Annuity Payment per $1,000 of adjusted
     Contract Value..............................................         9.63
 5.  First monthly Annuity Payment (3)X(4)/1,000.................  $    120.91
 6.  Annuity Unit Value..........................................  10.00280630
 7.  Number of Annuity Units (5)/(6).............................  12.08760785
 8.  Assume Annuity Unit value for second month equal to.........  10.04000000
 9.  Second Monthly Annuity Payment (7)X(8)......................  $    121.36
10.  Assume Annuity Unit Value for third month equal to..........  10.05000000
11.  Third Monthly Annuity Payment (7)X(10)......................  $    121.48

                                 VALUATION DAYS

     As defined in the prospectus, for each Subaccount a Valuation Day is each day on which the New York Stock Exchange is open for business, except for certain holidays listed in the prospectus and days that a Subaccount's corresponding Fund does not value its shares.

                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS


     The financial statements for Valley Forge Life Insurance Company Variable Annuity Separate Account and VFL follow.

 (TO BE FILED BY AMENDMENT)


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)       Financial Statements


          Financial statements for Valley Forge Life Insurance Company (the "Company") and the financial statements for Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") are included in Part B hereof (to be filed by amendment).


(b)       Exhibits
          (1)    (a)  Certified resolution of the board of directors of the
                      Company dated October 18, 1995, establishing the Variable Account.*

          (2)         Not applicable.

          (3) Form of underwriting agreement between the Company and CNA Investor Services, Inc. ("CNA/ISI").**

          (4)     (a)  Form of Flexible Premium Deferred Variable Annuity
                       Contract (the "Contract").*

                  (b)  Form of Qualified Plan Endorsement.*

                  (c)  Form of IRA Endorsement.*

                  (d) Form of Nursing Home Confinement, Terminal Medical Condition, Total Disability Endorsement.*

                  (e)  Endorsement (Amending MVA Provision).

                  (f)  Tax Sheltered Annuity Endorsement.


          (5)     Contract Application.+


          (6)     (a)  Articles of Incorporation of the Company.*
                  (b)  By-Laws of the Company.*

          (7)  Not applicable.

          (8)     (a)  Form of Participation Agreement between the Company and
                       Insurance Management Series.**

                  (b) Form of Participation Agreement between the Company and Variable Insurance Products Fund.**

                  (c) Form of Participation Agreement between the Company and The Alger American Fund.**

                  (d) Form of Participation Agreement between the Company and MFS Variable Insurance Trust. **

                  (e) Form of Participation Agreement between the Company and SoGen Variable Funds, Inc. **

                  (f) Form of Participation Agreement between the Company and Van Eck Worldwide Insurance Trust.**

                  (g) Form of Participation Agreement between the Company and Janus Aspen Series.++

             (9)       Opinion of Counsel (to be filed by amendment)

             (10) (a) Consent of Deloitte & Touche LLP (to be filed by amendment)

             (10) (b) Consent of Timothy Scott, Esquire (to be filed by amendment)

             (11) Not applicable.

             (12) Not applicable.

             (13) Calculation of Performance Information (to be filed by amendment).

            (14) Financial Data Schedule for Electronic Filers. (Not Applicable)

               * Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996

              ** Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996

               + Incorporated herein by reference to filing of Post-Effective Amendment Number 4 to this Form N-4 Registration Statement on April 26, 1999

              ++ Incorporated herein by reference to the filing of Post-Effective Amendment Number 5 to this Form N-4 Registration Statement on September 2, 1999.

ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY


     The name, age, positions and offices, term as director, and business experience during the past five years for Valley Forge Life Insurance Company's ("VFL") directors and executive officers are listed in the following table:

----------------------------------------------------------------------------------------------------
                                          OFFICERS OF VFL
----------------------------------------------------------------------------------------------------
                                    POSITION(S) HELD
      NAME AND ADDRESS        AGE       WITH VFL      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------
Bernard L. Hengesbaugh        53    Chairman of the   Chairman of the Board and Chief Executive
CNA Plaza                           Board, Chief      Officer of CNA since February, 1999. Prior
Chicago, IL 60685                   Executive         thereto, Mr. Hengesbaugh served as Executive
                                    Officer, and      Vice President and Chief Operating Officer of
                                    Director          CNA since February, 1998. Prior thereto, Mr.
                                                      Hengesbaugh was Senior Vice President of CNA
                                                      since November, 1990. Mr. Hengesbaugh has
                                                      served as Director since February, 1999.
- ----------------------------------------------------------------------------------------------------
Peter E. Jokiel               52    President and     Senior Vice President of CNA since November,
CNA Plaza                           Chief Operating   1990.  Chief Financial Officer of CNA from
Chicago, IL 60685                   Officer,          November, 1990 through October, 1997.  Mr.
                                    CNA Life          Jokiel served as a Director of VFL from July,
                                                      1992 through October, 1997.
------------------------------------------------------------------------------------------------------
Jonathan D. Kantor            43    Senior Vice       Senior Vice President, Secretary and General
CNA Plaza                           President,        Counsel of CNA since April, 1997. Group Vice
Chicago, IL 60685                   Secretary,        President of CNA since April, 1994. Prior
                                    General Counsel   thereto, Mr. Kantor was a partner at the law
                                    and Director      firm of Shea & Gould.* Mr. Kantor has served
                                                      as a Director of VFL since April, 1997.
- ----------------------------------------------------------------------------------------------------
Robert V. Deutsch             40    Senior Vice       Senior Vice President, Chief Financial Officer
CNA Plaza                           President, Chief  and Director since August 16, 1999.  Prior
Chicago, IL 60685                   Financial         thereto, Chief Financial Officer for Executive
                                    Officer, Director Risk, Inc.
- ----------------------------------------------------------------------------------------------------
Tom Taylor                    48    Executive Vice    Executive Vice President, Underwriting Policy
                                    President         Group since June 1999. Specialty Operations,
                                                      1998-1999. President and Chief Operating
                                                      Officer, Financial Insurance, 1992-1998.
------------------------------------------------------------------------------------------------------
Carol Dubnicki                48    Senior Vice       Senior Vice President, Human Resources since
                                    President,        May, 1998.  Prior thereto, Senior Vice President,
                                    Director          Human Resources, Amoco, 1993-1998.


------------------------------------------------------------------------------------------------------
Donald P. Lofe, Jr.           42    Group Vice        Group Vice President, Corporate Finance
                                    President,        Department since October 1998.  Prior thereto,
                                    Director          partner of PricewaterhouseCoopers LLP.

-----------------------------------------------------------------------------------------------------
John M. Squarok               46    Group Vice        Group Vice President of CNA since July 1998.
                                    President         Prior thereto, Mr. Squarok was Chief Financial
                                    and Director      Officer of various businesses of GE Capital from
                                                      August 1988 until July 1998.  Director since
                                                      August 1998.
------------------------------------------------------------------------------------------------------

     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of VFL. Executive officers serve at the discretion of the Board of Directors.

     *    Shea & Gould declared bankruptcy in 1995.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a stock life insurance company of which all of the voting securities are owned by Continental Assurance Company. Continental Assurance Company is owned by Continental Casualty Company, a stock casualty insurance company organized under the Illinois Insurance Code, the home office of which is located at CNA Plaza, Chicago, Illinois 60685. All of the voting securities of Continental Casualty Company are owned by CNA Financial Corporation, a Delaware Corporation, CNA Plaza, Chicago, Illinois 60685. As of September 30, 1999, 86% of the outstanding voting securities of CNA Financial Corporation are owned by Loews Corporation, a Delaware Corporation, 667 Madison Avenue, New York, New York 10021-8087. Loews Corporation has interests in insurance, hotels, watches and other timing devices, drilling rigs and tobacco. Laurence A. Tisch is Co-Chairman of the Board and a director of Loews Corporation and Chief Executive Officer and a director of CNA Financial Corporation. Preston R. Tisch is Co-Chairman of the Board and a director of Loews Corporation and a director of CNA Financial Corporation. James S. Tisch is President and Chief Executive Officer and director of Loews Corporation and a director of CNA Financial Corporation. Various companies and other entities controlled by CNA Financial Corporation may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth below:

                           PRIMARY SUBSIDIARIES OF CNA

                                                                   PLACE OF
COMPANY                                                            INCORPORATION
- -------                                                            -------------
AMS Services, Inc. and subsidiaries (10)                           Delaware

Alexsis, Inc. and subsidiaries (4)                                 Maryland

American Casualty Company of Reading, Pennsylvania (ACCO)          Pennsylvania

Boston Old Colony Insurance Company                                Massachusetts

Claims Administration Corp.                                        Maryland

CNA Casualty of California                                         California

CNA Surety Corporation                                             Delaware

Columbia Casualty Company                                          Illinois

Commercial Insurance Company of Newark, N.J.                       New Jersey

Continental Assurance Company (CAC)                                Illinois

Continental Casualty Company (CCC)                                 Illinois

Continental Lloyd's Insurance Company                              Texas

Continental Reinsurance Corporation                                California

Firemen's Insurance Company of Newark, New Jersey                  New Jersey

Kansas City Fire and Marine Insurance Company                      Missouri

National Fire Insurance Company of Hartford (NFI)                  Connecticut

National-Ben Franklin Insurance Company of Illinois                Illinois

Niagara Fire Insurance Company                                     Delaware

Pacific Insurance Company                                          California

The Buckeye Union Insurance Company                                Ohio

The Continental Corporation, Inc. (CIC)                            New York

The Continental Insurance Company                                  New Hampshire

The Continental Insurance Company of New Jersey                    New Jersey

Convida Holdings, Ltd and subsidiary (1)                           Bahamas

The Fidelity and Casualty Company of New York                      New Hampshire

The Glens Falls Insurance Company                                  Delaware

The Mayflower Insurance Company, Ltd.                              Indiana

Transcontinental Insurance Company                                 New York

Transcontinental Technical Services, Inc. (ServCo)                 Illinois

Transportation Insurance Company                                   Illinois

Valley Forge Insurance Company                                     Pennsylvania

Valley Forge Life Insurance Company                                Pennsylvania

Western National Warranty Corporation and subsidiary (1)           Arizona

All other Subsidiaries, when aggregated, are not considered significant.




                                      II-2



ITEM 27.  NUMBER OF CONTRACTOWNERS


     As of February 23, 2000, the Separate Account had 1,679 qualified contractowners and 3,417 non-qualified contractowners.


ITEM 28.  INDEMNIFICATION

          The registrant has no officers, directors or employees. The depositor and the registrant do not indemnify the officers, directors of employees of the depositor. CNA Financial Corporation, ("CNAFC") a parent of the depositor, indemnifies the depositor's officers, directors and employees in their capacity as such. Most of the depositor's officers, directors and employees are also officers, directors and/or employees of CNAFC.

          CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of CNAFC) by reason of the fact that he is or was a director, officer, employee, or agent of CNAFC, or was serving at the request of CNAFC as a director, office, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

          CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of CNAFC to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC. No indemnification is made, however, in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to CNAFC unless and only to the extent that a court determines that, despite the adjudication of



                                      II-3

liability but in view of all of the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court deems proper.

To the extent that any person referred to above is successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter therein, CNAFC will indemnify such person against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith. CNAFC may advance to such a person, expenses incurred in defending a civil or criminal action, suit or proceeding as authorized by CNAFC's board of directors upon receipt of an undertaking by (or on behalf of) such person to repay the amount advanced unless it is ultimately determined that he is entitled to be indemnified.

Indemnification and advancement of expenses described above (unless pursuant to a court order) is only made as authorized in the specific case upon a determination that such indemnification or advancement of expenses is proper in the circumstances because he has met the applicable standard of conduct. Such determination must be made by a majority vote of a quorum of CNAFC's board of directors who are not parties to the action, suit or proceeding or by independent legal counsel in a written opinion or by CNAFC's stockholders.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      II-4

ITEM 29.  PRINCIPAL UNDERWRITER

          (a) CNA/ISI is the registrant's principal underwriter and also serves as the principal underwriter of certain variable life insurance contracts issued by the Company and certain variable annuity contracts and variable life insurance contracts issued by affiliates of the Company.

          (b) CNA Investor Services Inc.("CNAISI") is the principal underwriter for the Policies. The following persons are the officers and directors of CNAISI.

                 Name and Principal  Positions and Offices
                 Business Address    with Underwriter
                 ----------------    ----------------

                 Kevin Hogan             President, Chief Executive Officer,
                                         Treasurer and Director
                 Ronald Chapon           Vice President and Director
                 Lynne Gugenheim         Vice President, Secretary and Director
                 John J. Sullivan, Jr.   Vice President and Director

               The principal business address for each officer and director of CNAISI is CNA Plaza, 34 South Chicago, Illinois 60685.


          (c) Not applicable

Item 30.  LOCATION BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at CNA Plaza, Chicago, Illinois 60685, or 100 CNA Drive, Nashville, Tennessee 37214-3439, by Financial Administration Services, Inc. at 1290 Silas Deane Highway, P.O. Box 290794, Wethersfield, Connecticut 06129-0794, and by CNA/ISI at CNA Plaza, Chicago, Illinois 60685.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts, if any, are discussed in Part B of this filing.

ITEM 32.  UNDERTAKINGS

          (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

          (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

          (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

          (d) Valley Forge Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the Services rendered, the expenses expected to be incurred, and the risks assumed by the Valley Forge Life Insurance Company.


                                      II-5

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has caused this registration statement to be signed on its behalf, in the City of Chicago, and the State of Illinois, on this 28th day of February, 2000.


                                  VALLEY FORGE LIFE INSURANCE COMPANY on
                                  behalf of its separate account

                                  VALLEY FORGE LIFE INSURANCE COMPANY
                                  VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)


                                  By: /S/ DAVID L. STONE
                                     ---------------------------------
                                     Group Vice President

                                  VALLEY FORGE LIFE INSURANCE COMPANY
                                  (Depositor)


                                  By: /S/ JOEL S. FELDMAN
                                     ---------------------------------
                                     Group Vice President



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.





Signature                          Title                           Date
- ---------                        -----                           ----


/S/ BERNARD L. HENGESBAUGH                                         2/28/00
--------------------------         Chairman of the Board,          ---------
Bernard L. Hengesbaugh             Chief Executive Officer          Date
                                   and Director

/S/ ROBERT V. DEUTSCH                                              2/28/00
----------------------             Chief Financial Officer         ---------
Robert V. Deutsch                  and Director                     Date


/S/ CAROL DUBNICKI                                                 2/28/00
----------------------             Director and Senior             ---------
Carol Dubnicki                     Vice President                   Date


/S/ JONATHAN D. KANTOR                                               2/28/00
----------------------             Senior Vice President, Secretary ---------
Jonathan D. Kantor                 General Counsel, Director        Date


/S/ DONALD P. LOFE, JR.                                             2/28/00
----------------------             Group Vice President, Director  ---------
Donald P. Lofe, Jr.                                                 Date

/S/ JOHN M. SQUAROK                                                 2/28/00
----------------------             Group Vice President, Director  ---------
John M. Squarok                                                     Date




                                  INDEX TO EXHIBITS

EX-99.B4(e) Endorsement (amending MVA Provision)
EX-99.B4(f) Tax Sheltered Annuity Endorsement